Schedule of Investments (unaudited) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
522 Funding CLO Ltd.(a)(b)
Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 7.98%, 04/20/30	USD	500	$500,080
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 9.23%, 04/20/30		600	591,488
AGL CLO Ltd., Series 2020-3A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.88%, 01/15/33(a)(b)		250	248,591
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.4%), 7.72%, 04/16/37(a)(b)		650	651,601
ALM Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.58%, 10/15/29(a)(b)		285	285,377
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/13/30		380	380,344
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.46%), 8.78%, 10/13/30		720	719,952
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 8.53%, 04/20/31(a)(b)		250	250,801
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3- mo. CME Term SOFR + 1.21%), 6.53%, 10/20/30(a)(b)		499	498,773
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3- mo. CME Term SOFR + 1.16%), 6.46%, 07/18/29(a)(b)		659	658,867
Apidos CLO XXVII, Series 2017-27A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 6.51%, 07/17/30(a)(b)		172	171,436
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 7.73%, 10/20/34(a)(b)		500	496,982
Bain Capital Credit CLO Ltd.(a)(b)
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.68%, 07/24/34		250	240,334
Series 2021-5A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/23/34		500	496,988
Ballyrock CLO Ltd., Series 2022-21A, Class D, (3-mo. CME Term SOFR + 8.76%), 14.08%, 10/20/35(a)(b)		500	508,328
Barings CLO Ltd.(a)(b)
Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.86%), 9.16%, 07/18/29		250	252,967
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.13%, 04/15/30		1,500	1,503,735
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 7.03%, 01/20/31(a)(b)		1,500	1,500,162
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.03%, 04/20/31(a)(b)		1,500	1,500,013
Birch Grove CLO Ltd.(a)(b)
Series 19A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.94%, 06/15/31		1,000	998,128
Series 2021-3A, Class D1, (3-mo. CME Term SOFR + 3.46%), 8.77%, 01/19/35		250	249,239
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.48%, 04/15/34(a)(b)		500	488,318
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37(a)(b)		1,200	1,200,000

Security		Par (000)	Value

Asset-Backed Securities (continued)
Buttermilk Park CLO Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.68%, 10/15/31(a)(b)	USD	250	$246,576
Canyon Capital CLO Ltd.(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.48%, 07/15/31		250	248,139
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.93%, 04/15/34		500	499,485
Carlyle Global Market Strategies CLO Ltd.(a)(b)
Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.21%), 6.52%, 08/14/30		125	124,478
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.61%), 8.92%, 08/14/30		1,000	1,000,463
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.78%, 04/20/32(a)(b)		500	497,871
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.02%, 07/20/32(a)(b)		500	494,221
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.83%, 10/15/34(a)(b)		250	248,936
CBAM Ltd., Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.66%), 7.98%, 07/20/30(a)(b)		350	350,223
Cedar Funding IX CLO Ltd.(a)(b)
Series 2018-9A, Class A1, (3-mo. CME Term SOFR + 1.24%), 6.56%, 04/20/31		218	218,254
Series 2018-9A, Class D, (3-mo. CME Term SOFR + 2.86%), 8.18%, 04/20/31		250	249,186
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, (3-mo. CME Term SOFR + 1.26%), 6.58%, 01/20/31(a)(b)		427	427,219
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.18%, 10/20/32(a)(b)		930	927,199
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 07/15/33(a)(b)		500	497,715
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.12%, 04/20/35(a)(b)		400	398,723
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 9.13%, 07/16/30		500	500,152
Series 2014-2RA, Class B1, (3-mo. CME Term SOFR + 3.06%), 8.38%, 04/24/30		750	750,287
Series 2014-3A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.38%, 10/22/31		250	251,193
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.69%, 01/22/31		854	854,451
Series 2015-3A, Class AR, (3-mo. CME Term SOFR + 1.13%), 6.44%, 04/19/29		146	146,543
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.73%, 04/21/37		1,000	1,002,327
Series 2017-2A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.53%, 04/20/30		414	414,012
Series 2017-4A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.53%, 10/24/30		381	381,166
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.68%, 04/20/32		500	500,009
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.68%, 07/15/36		500	499,220

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.(a)(b) (continued)
Series 2022-7A, Class C, (3-mo. CME Term SOFR + 3.85%), 9.17%, 10/22/35	USD	500	$505,439
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.67%, 10/22/35		600	608,236
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 5.58%, 01/15/37(a)		939	859,908
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, (3- mo. CME Term SOFR + 3.11%), 8.43%, 10/15/30(a)(b)		280	277,284
Dryden CLO Ltd.(a)(b)
Series 2017-53A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.98%, 01/15/31		1,320	1,319,824
Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.21%, 04/18/31		1,250	1,219,738
Series 2020-78A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.58%, 04/17/33		250	247,834
Series 2022-106A, Class C, (3-mo. CME Term SOFR + 3.90%), 9.21%, 10/15/35		500	505,824
Dryden Senior Loan Fund(a)(b)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.68%, 01/15/31		228	228,361
Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/15/30		250	249,655
Dryden XXVIII Senior Loan Fund(a)(b)
Series 2013-28A, Class A1LR, (3-mo. CME Term SOFR + 1.46%), 6.77%, 08/15/30		213	212,514
Series 2013-28A, Class B1LR, (3-mo. CME Term SOFR + 3.41%), 8.72%, 08/15/30		1,000	998,031
Eaton Vance CLO Ltd., Series 2015-1A, Class A2R, (3-mo. CME Term SOFR + 1.51%), 6.83%, 01/20/30(a)(b)		1,000	1,000,516
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	87,904
Elmwood CLO 21 Ltd., Series 2022-8A, Class CR, (3-mo. CME Term SOFR + 2.70%), 8.02%, 10/20/36(a)(b)		500	503,976
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 7.69%, 04/18/37(a)(b)		1,300	1,300,000
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 04/15/33(a)(b)		250	250,403
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3- mo. CME Term SOFR + 2.26%), 7.58%, 10/20/34(a)(b)		436	438,195
Elmwood CLO VI Ltd., Series 2020-3A, Class BR, (3- mo. CME Term SOFR + 1.91%), 7.23%, 10/20/34(a)(b)		250	250,250
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39(b)	CAD	170	116,496
Flatiron CLO Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.53%, 04/17/31(a)(b)	USD	1,150	1,150,824
Galaxy CLO Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 13.74%, 04/15/36(a)(b)		350	355,844
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3- mo. CME Term SOFR + 2.01%), 7.33%, 04/20/31(a)(b)		250	250,000
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3- mo. CME Term SOFR + 1.28%), 6.61%, 05/16/31(a)(b)		1,599	1,599,066
Generate CLO Ltd.(a)(b)
Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.73%, 01/22/31		215	215,514

Security		Par (000)	Value

Asset-Backed Securities (continued)
Generate CLO Ltd.(a)(b) (continued)
Series 4A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.73%, 04/20/32	USD	1,500	$1,496,930
Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.08%, 01/22/35		750	741,474
GoldenTree Loan Management U.S. CLO Ltd.(a)(b)
Series 12A, Class B, (3-mo. CME Term SOFR + 1.95%), 7.27%, 04/20/34		1,000	998,472
Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 7.13%, 04/20/30		250	250,680
Series 2019-5A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.18%, 04/24/31		500	500,456
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class DR, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/20/31(a)(b)		250	250,812
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.14%, 07/20/34(a)(b)		250	248,886
Gracie Point International Funding LLC, Series 2023-1A, Class D, (3-mo. SOFR + 4.50%), 9.86%, 09/01/26(a)(b)		162	164,762
Grippen Park CLO Ltd., Series 2017-1A, Class D, (3- mo. CME Term SOFR + 3.56%), 8.88%, 01/20/30(a)(b)		250	249,981
Highbridge Loan Management Ltd., Series 3A-2014, Class CR, (3-mo. CME Term SOFR + 3.86%), 9.16%, 07/18/29(a)(b)		1,000	1,000,483
Litigation Fee Residual, Series 2020-1, Class A, 4.00%, 10/30/27(c)		347	342,183
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1-mo. Term SOFR + 0.59%), 5.92%, 09/25/36(a)		5,992	1,623,031
Madison Park Funding LIV Ltd., Series 2022-54A, Class E1, (3-mo. CME Term SOFR + 8.95%), 14.27%, 10/21/34(a)(b)		263	267,584
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.82%, 04/19/33(a)(b)		500	499,317
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.18%, 07/21/30(a)(b)		1,000	1,000,486
Madison Park Funding XXIII Ltd.(a)(b)
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.55%, 07/27/31		963	962,724
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.58%, 07/27/31		600	600,368
Madison Park Funding XXV Ltd.(a)(b)
Series 2017-25A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.56%, 04/25/29		1,378	1,377,711
Series 2017-25A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.24%, 04/25/29		250	250,021
Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.58%, 01/23/31(a)(b)		625	626,052
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.94%, 04/25/32(a)(b)		250	250,500
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/15/33(a)(b)		900	900,398
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3-mo. CME Term SOFR + 2.16%), 7.48%, 07/17/34(a)(b)		250	248,517

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Marble Point CLO XVII Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 4.01%), 9.33%, 04/20/33(a)(b)	USD	250	$245,251
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 9.23%, 01/22/35(a)(b)		250	249,239
Mariner Finance Issuance Trust, Series 2022-AA, Class A, 6.45%, 10/20/37(b)		515	516,271
Navient Private Education Refi Loan Trust(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59		487	460,980
Series 2019-GA, Class A, 2.40%, 10/15/68		173	163,048
Series 2021-CA, Class A, 1.06%, 10/15/69		770	676,472
Series 2021-DA, Class C, 3.48%, 04/15/60		770	680,330
Series 2021-DA, Class D, 4.00%, 04/15/60		440	398,867
Series 2021-EA, Class A, 0.97%, 12/16/69		908	785,077
Series 2023-A, Class A, 5.51%, 10/15/71		160	161,073
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	383,290
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,640,384
Series 2021-CA, Class AFL, (1-mo. Term SOFR + 0.85%), 6.18%, 04/20/62(a)		359	356,384
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/17/30(a)(b)		250	250,094
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-25A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.49%, 10/18/29		1,171	1,171,114
Series 2019-35R, Class CR, (3-mo. CME Term SOFR + 2.30%), 7.64%, 01/19/33		1,500	1,514,193
Series 2020-37A, Class CR, (3-mo. CME Term SOFR + 2.06%), 7.38%, 07/20/31		1,162	1,157,253
Neuberger Berman Loan Advisers NBLA CLO Ltd., Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 11.07%, 10/24/35(a)(b)		568	577,790
OCP CLO Ltd.(a)(b)
Series 16-11R, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 7.27%, 04/26/36		500	499,853
Series 2015-9A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 7.07%, 01/15/33		250	249,704
Series 2017-13A, Class A1AR, (3-mo. CME Term SOFR + 1.22%), 6.54%, 07/15/30		942	942,848
Series 2017-14A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.08%, 11/20/30		1,620	1,619,184
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/15/34(a)(b)		250	247,879
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.54%, 07/19/30(a)(b)		2,384	2,382,207
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/25/31(a)(b)		500	500,067
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, (3-mo. CME Term SOFR + 1.26%), 6.57%, 02/14/31(a)(b)		250	250,000
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 8.33%, 01/22/30(a)(b)		500	492,732
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3-mo. CME Term SOFR + 3.41%), 8.73%, 10/17/29(a)(b)		875	873,451

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM XXI Ltd., Series 2017-21A, Class C, (3-mo. CME Term SOFR + 2.93%), 8.25%, 01/20/31(a)(b)	USD	1,000	$983,027
Palmer Square CLO Ltd.(a)(b)
Series 2013-2A, Class A2R3, (3-mo. CME Term SOFR + 1.76%), 7.08%, 10/17/31		250	249,727
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 8.33%, 07/20/30		250	250,058
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.96%, 11/15/36		250	250,880
Series 2020-3ARR, Class A2R2, (3-mo. CME Term SOFR + 2.30%), 7.61%, 11/15/36		250	250,500
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 4.00%), 9.32%, 10/20/35		1,000	1,012,373
Palmer Square Loan Funding Ltd.(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.16%), 6.48%, 04/20/29		72	72,383
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.38%, 05/20/29		82	81,503
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.38%, 07/20/29		355	354,611
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 12.38%, 02/14/34(a)(b)		1,300	1,213,169
Prodigy Finance DAC, Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 9.19%, 07/25/51(a)(b)		77	77,913
Rad CLO Ltd., Series 2019-3A, Class DR, (3-mo. CME Term SOFR + 3.01%), 8.33%, 04/15/32(a)(b)		400	392,076
Regatta XI Funding Ltd., Series 2018-1A, Class D, (3- mo. CME Term SOFR + 3.11%), 8.43%, 07/17/31(a)(b)		370	369,604
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.03%, 01/15/34(a)(b)		850	849,235
Regional Management Issuance Trust, Series 2022-2B, Class A, 7.10%, 11/17/32(b)		200	201,992
Republic Finance Issuance Trust, Series 2020-A, Class C, 4.05%, 11/20/30(b)		240	230,142
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 7.73%, 10/23/30(a)(b)		500	499,603
Shackleton CLO Ltd., Series 2015-7RA, Class C, (3-mo. CME Term SOFR + 2.61%), 7.93%, 07/15/31(a)(b)		250	250,009
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3- mo. CME Term SOFR + 1.21%), 6.54%, 10/26/34(a)(b)		1,000	1,000,178
SMB Private Education Loan Trust(b)
Series 2019-A, Class A2A, 3.44%, 07/15/36		1,124	1,083,584
Series 2019-B, Class A2A, 2.84%, 06/15/37		229	218,391
Series 2021-A, Class A2B, 1.59%, 01/15/53		341	304,731
Series 2021-C, Class C, 3.00%, 01/15/53		133	111,881
Series 2021-C, Class D, 3.93%, 01/15/53		112	102,038
Series 2021-D, Class A1A, 1.34%, 03/17/53		1,047	941,317
Series 2022-C, Class A1A, 4.48%, 05/16/50		329	320,150
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.80%), 7.12%, 10/16/56(a)		216	219,843
Series 2023-C, Class A1A, 5.67%, 11/15/52		1,535	1,548,078
Sterling COOFS Trust(b)(c)
Series 2004-1, Class A, 2.36%, 04/15/29		700	7,002
Series 2004-2, Class Note, 2.08%, 03/30/30		391	3,909

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32	USD	27	$22,987
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.17%, 04/23/35(a)(b)		600	599,212
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.51%, 07/15/30(a)(b)		446	445,677
TCW CLO Ltd., Series 2020-1A, Class DRR, (3-mo. CME Term SOFR + 3.66%), 8.98%, 04/20/34(a)(b)		250	241,331
TICP CLO IX Ltd., Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.48%, 01/20/31(a)(b)		500	503,070
TICP CLO XV Ltd., Series 2020-15A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.73%, 04/20/33(a)(b)		250	248,883
Trestles CLO Ltd.(a)(b)
Series 2017-1A, Class B1R, (3-mo. CME Term SOFR + 2.01%), 7.34%, 04/25/32		1,750	1,734,814
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.49%, 04/25/32		250	245,365
Trimaran CAVU Ltd.(a)(b)
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 10.28%, 11/26/32		500	500,223
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.84%, 10/25/34		500	494,156
Series 2022-1, Class E, (3-mo. CME Term SOFR + 9.08%), 14.40%, 10/22/35		500	510,288
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.12%), 11.44%, 01/20/36		400	412,915
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 14.26%, 07/20/36		500	510,823
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	6	7,897
Voya CLO Ltd.(a)(b)
Series 2014-2A, Class A1RR, (3-mo. CME Term SOFR + 1.28%), 6.60%, 04/17/30	USD	132	131,969
Series 2017-2A, Class A2AR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 06/07/30		250	250,322
Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.39%), 6.71%, 10/15/30		173	173,126
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.83%, 07/15/31		1,000	1,002,427
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 4.05%), 9.37%, 10/20/33		1,000	998,937
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.18%, 01/20/35(a)(b)		725	723,896
Whitebox CLO I Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/24/32(a)(b)		500	492,063
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.93%, 10/24/34(a)(b)		500	496,431

Security		Par (000)	Value

Asset-Backed Securities (continued)
Whitebox CLO III Ltd.(a)(b)
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.93%, 10/15/34	USD	250	$248,119
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.43%, 10/15/34		250	250,998

Total Asset-Backed Securities — 17.1% (Cost: $100,537,538)			99,864,887

Corporate Bonds

Aerospace & Defense — 2.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		170	171,308
Boeing Co.
2.95%, 02/01/30		800	690,926
3.60%, 05/01/34		550	455,749
Bombardier, Inc.(b)
7.13%, 06/15/26		30	30,432
7.88%, 04/15/27(e)		101	101,071
6.00%, 02/15/28(f)		261	256,739
7.50%, 02/01/29		10	10,297
8.75%, 11/15/30(f)		294	313,926
7.25%, 07/01/31(g)		162	162,330
7.45%, 05/01/34		100	110,908
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)		23	22,152
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)		263	274,427
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(f)		200	198,984
General Electric Co., 6.15%, 08/07/37		2,150	2,295,418
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(h)		233	219,816
L3Harris Technologies, Inc.
2.90%, 12/15/29		1,200	1,068,080
1.80%, 01/15/31		300	243,594
Lockheed Martin Corp., 3.80%, 03/01/45		800	655,006
Northrop Grumman Corp.
4.70%, 03/15/33		400	390,491
3.85%, 04/15/45		850	684,019
RTX Corp.
2.38%, 03/15/32		1,000	823,820
5.15%, 02/27/33		900	901,712
4.50%, 06/01/42		300	267,673
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29(f)		296	322,873
9.75%, 11/15/30		279	312,080
TransDigm, Inc.(b)
6.75%, 08/15/28		642	650,473
6.38%, 03/01/29		1,225	1,228,813
7.13%, 12/01/31		466	480,240
6.63%, 03/01/32		1,599	1,615,455
Triumph Group, Inc., 9.00%, 03/15/28(b)		536	565,068

			15,523,880

Air Freight & Logistics — 0.2%
FedEx Corp., 4.75%, 11/15/45(f)		1,250	1,107,378
Rand Parent LLC, 8.50%, 02/15/30(b)		15	14,854

			1,122,232

Automobile Components — 0.5%
Aptiv PLC, 4.40%, 10/01/46		465	367,398

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobile Components (continued)
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(d)	EUR	200	$214,115
8.50%, 05/15/27(b)(f)	USD	1,287	1,288,947
6.75%, 05/15/28(b)		366	370,988
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(d)	EUR	100	118,737
Forvia SE, 3.75%, 06/15/28(d)		100	104,648
Goodyear Tire & Rubber Co., 5.63%, 04/30/33	USD	81	73,976
Phinia, Inc., 6.75%, 04/15/29(b)(g)		80	80,771
Schaeffler AG, 4.75%, 08/14/29(d)	EUR	100	109,541
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	39	35,585
ZF Finance GmbH, 3.75%, 09/21/28(d)	EUR	100	104,109

			2,868,815

Automobiles — 0.9%
Asbury Automotive Group, Inc., 4.50%, 03/01/28	USD	10	9,521
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(d)	GBP	100	128,397
Carvana Co.(b)(h)
(12.00% PIK), 12.00%, 12/01/28	USD	55	53,776
(13.00% PIK), 13.00%, 06/01/30		26	25,356
(14.00% PIK), 14.00%, 06/01/31		128	129,159
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		111	110,492
Ford Motor Co.
6.10%, 08/19/32(f)		168	170,237
4.75%, 01/15/43		2,000	1,660,757
General Motors Co., 6.25%, 10/02/43		2,506	2,563,500
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		55	50,552
8.25%, 08/01/31		244	255,262
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		159	149,123
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(d)	EUR	100	105,299

			5,411,431

Banks — 5.1%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30(a)(d)		100	108,266
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29(a)(d)		100	108,694
Banco BPM SpA, (3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28(a)(d)		150	170,515
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00%(a)(d)(i)	USD	500	486,250
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		252	240,739
Bank of America Corp., (3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(a)(f)		4,000	3,855,662
Barclays Bank PLC, 1.00%, 02/16/29(j)		229	245,571
Barclays PLC, (1-year CMT + 1.05%), 2.28%, 11/24/27(a)(f)		3,000	2,758,905
Citigroup, Inc.(a)
(1-day SOFR + 2.34%), 6.27%, 11/17/33		1,567	1,655,014
(1-day SOFR + 2.66%), 6.17%, 05/25/34		92	93,425
Credit Suisse AG/New York, 5.00%, 07/09/27		900	891,798
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(f)		850	879,038
Freedom Mortgage Corp.(b)
12.00%, 10/01/28		64	69,760
12.25%, 10/01/30		65	71,486
Goldman Sachs Group, Inc., (3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(a)(f)		4,000	3,850,133
HSBC Holdings PLC, 6.10%, 01/14/42		610	660,167
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.18%), 2.55%, 11/08/32		1,000	832,107

Security		Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.(a) (continued)
(1-day SOFR + 1.62%), 5.34%, 01/23/35	USD	540	$542,110
(1-day SOFR + 2.08%), 4.91%, 07/25/33		1,381	1,352,199
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30		1,000	936,899
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41		800	609,569
Morgan Stanley(a)
(1-day SOFR + 1.73%), 5.12%, 02/01/29(f)		3,000	2,992,685
(1-day SOFR + 1.73%), 5.47%, 01/18/35		600	605,363
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(d)	EUR	100	108,721
NatWest Group PLC, (1-year CMT + 2.27%), 5.52%, 09/30/28(a)	USD	1,000	1,000,668
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)		500	475,370
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(i)		171	173,518
Wells Fargo & Co.(a)
(1-day SOFR + 1.78%), 5.50%, 01/23/35(f)		1,290	1,293,037
(1-day SOFR + 2.02%), 5.39%, 04/24/34		1,124	1,117,001
(1-day SOFR + 2.53%), 3.07%, 04/30/41(f)		2,250	1,683,481

			29,868,151

Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(f)		4,600	4,371,427
Keurig Dr. Pepper, Inc., Series 31, 2.25%, 03/15/31		400	333,313

			4,704,740

Biotechnology — 0.6%
Amgen, Inc.
5.25%, 03/02/30		800	812,158
4.20%, 03/01/33		1,000	934,682
5.25%, 03/02/33(f)		600	605,047
4.40%, 05/01/45		650	564,717
Baxalta, Inc., 5.25%, 06/23/45		500	488,044
Cidron Aida Finco SARL, 5.00%, 04/01/28(d)	EUR	100	104,514

			3,509,162

Broadline Retail — 0.3%
Amazon.com, Inc., 4.05%, 08/22/47(f)	USD	1,500	1,306,987
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		44	43,088
Rakuten Group, Inc., 11.25%, 02/15/27(b)		200	211,897

			1,561,972

Building Products — 1.4%
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		106	102,831
6.38%, 06/15/30		247	248,278
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		115	115,475
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)(f)		183	187,987
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		47	43,220
Home Depot, Inc., 5.88%, 12/16/36		1,660	1,782,745
Lowe’s Cos., Inc.
1.70%, 10/15/30		1,600	1,307,353
5.00%, 04/15/33(f)		1,000	996,066
4.38%, 09/15/45		1,000	857,633
SRS Distribution, Inc.(b)
4.63%, 07/01/28		299	301,186
6.13%, 07/01/29(f)		393	400,762
6.00%, 12/01/29(f)		546	557,743

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
White Cap Buyer LLC, 6.88%, 10/15/28(b)	USD	938	$920,036
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(f)(h)		218	217,788

			8,039,103

Capital Markets — 0.9%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		135	136,281
Ares Capital Corp., 5.88%, 03/01/29		90	89,731
Aretec Group, Inc., 10.00%, 08/15/30(b)		65	70,998
Blackstone Private Credit Fund
7.05%, 09/29/25		56	56,835
3.25%, 03/15/27		53	48,915
6.25%, 01/25/31(b)		103	103,431
Blue Owl Capital Corp.
3.75%, 07/22/25		129	125,139
3.40%, 07/15/26		12	11,305
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)		94	96,818
Blue Owl Credit Income Corp.
3.13%, 09/23/26		5	4,588
7.75%, 09/16/27		215	220,255
6.65%, 03/15/31(b)		210	204,927
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(f)		129	122,567
FMR LLC, 4.95%, 02/01/33(b)		2,300	2,210,021
HPS Corporate Lending Fund, 6.75%, 01/30/29(b)		140	139,744
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		115	111,012
5.25%, 05/15/27		431	389,512
9.75%, 01/15/29(b)		188	196,235
4.38%, 02/01/29		142	121,068
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(j)		191	211,055
Raymond James Financial, Inc., 4.95%, 07/15/46		400	367,961
SURA Asset Management SA, 4.88%, 04/17/24(d)		178	177,479

			5,215,877

Chemicals — 0.8%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		173	179,956
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)(f)		198	177,184
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		200	154,320
Chemours Co.
5.38%, 05/15/27		122	116,957
5.75%, 11/15/28(b)		118	108,808
4.63%, 11/15/29(b)		157	135,345
Element Solutions, Inc., 3.88%, 09/01/28(b)		470	431,154
HB Fuller Co., 4.25%, 10/15/28		74	68,570
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	174,542
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(f)		220	217,030
INEOS Quattro Finance 2 PLC, Series APR, 8.50%, 03/15/29(d)(g)	EUR	100	112,470
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)	USD	185	157,542
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		90	81,040
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(d)	EUR	100	115,550
9.75%, 11/15/28(b)	USD	563	599,717
Sasol Financing USA LLC, 6.50%, 09/27/28		200	190,500
Scotts Miracle-Gro Co.
4.50%, 10/15/29		84	76,019
4.38%, 02/01/32		46	39,658
Sherwin-Williams Co., 4.50%, 06/01/47		350	305,844

Security		Par (000)	Value

Chemicals (continued)
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	USD	311	$277,214
WR Grace Holdings LLC(b)
4.88%, 06/15/27		105	99,790
5.63%, 08/15/29(f)		677	605,840
7.38%, 03/01/31(f)		152	153,910

			4,578,960

Commercial Services & Supplies — 1.2%
ADT Security Corp.(b)
4.13%, 08/01/29		19	17,406
4.88%, 07/15/32		39	35,301
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		742	751,495
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(f)
6.63%, 07/15/26		171	170,888
9.75%, 07/15/27		249	249,748
6.00%, 06/01/29		898	772,661
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		729	664,020
4.88%, 06/01/28(d)	GBP	100	113,625
APX Group, Inc., 5.75%, 07/15/29(b)	USD	181	174,032
Aramark Services, Inc., 5.00%, 02/01/28(b)(f)		325	313,681
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(d)	EUR	100	100,873
Champions Financing, Inc., 8.75%, 02/15/29(b)	USD	217	227,339
Fortress Transportation and Infrastructure Investors LLC(b)
9.75%, 08/01/27		219	226,761
7.88%, 12/01/30		481	505,104
Garda World Security Corp.(b)
4.63%, 02/15/27		88	84,321
9.50%, 11/01/27		96	96,231
7.75%, 02/15/28		370	379,431
6.00%, 06/01/29		57	51,018
Herc Holdings, Inc., 5.50%, 07/15/27(b)		85	83,486
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)		82	77,990
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		120	113,469
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		146	138,131
Paprec Holding SA, 7.25%, 11/17/29(d)	EUR	100	114,908
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26	USD	50	49,854
6.25%, 01/15/28(f)		216	211,589
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(f)		400	336,205
United Rentals North America, Inc.(b)
6.00%, 12/15/29		318	320,107
6.13%, 03/15/34		102	102,127
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	100	115,302
Williams Scotsman, Inc., 7.38%, 10/01/31(b)	USD	199	206,831

			6,803,934

Communications Equipment(b) — 0.1%
CommScope Technologies LLC, 6.00%, 06/15/25(f)		218	189,595
CommScope, Inc., 4.75%, 09/01/29		161	115,920
Viasat, Inc.
5.63%, 09/15/25		235	229,080
5.63%, 04/15/27		97	91,854
7.50%, 05/30/31		33	23,911

			650,360

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29(b)	USD	117	$107,819
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		1,004	1,086,994
Kier Group PLC, 9.00%, 02/15/29(d)	GBP	100	128,698
Pike Corp., 8.63%, 01/31/31(b)	USD	57	60,572

			1,384,083

Construction Materials — 0.7%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(b)		249	243,146
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	110	124,583
6.38%, 12/15/30(d)		100	113,258
6.63%, 12/15/30(b)	USD	1,458	1,471,987
HT Troplast GmbH, 9.38%, 07/15/28(d)	EUR	100	112,858
Jeld-Wen, Inc., 4.63%, 12/15/25(b)	USD	155	151,247
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		55	52,689
9.75%, 07/15/28		26	26,600
Resideo Funding, Inc., 4.00%, 09/01/29(b)		42	37,553
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		262	256,068
8.88%, 11/15/31		479	511,999
Standard Industries, Inc.(b)
5.00%, 02/15/27		157	152,294
4.75%, 01/15/28		62	59,172
4.38%, 07/15/30		170	152,753
3.38%, 01/15/31		44	36,892
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(b)		295	306,619

			3,809,718

Consumer Discretionary — 0.0%
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(d)	EUR	88	94,469

Consumer Finance — 1.0%
Block, Inc.
2.75%, 06/01/26	USD	446	419,456
3.50%, 06/01/31		476	414,284
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		88	91,580
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34(a)(f)		440	439,330
Ford Motor Credit Co. LLC, 7.20%, 06/10/30(f)		200	212,274
Global Payments, Inc., 1.50%, 03/01/31(b)(j)		346	365,722
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(b)(f)		400	418,725
Moody’s Corp., 2.75%, 08/19/41		350	248,750
Navient Corp.
5.50%, 03/15/29		30	27,933
9.38%, 07/25/30		148	158,327
OneMain Finance Corp.
3.50%, 01/15/27		116	107,683
6.63%, 01/15/28		78	78,251
9.00%, 01/15/29(f)		200	212,222
5.38%, 11/15/29		42	39,489
7.88%, 03/15/30		256	264,082
4.00%, 09/15/30		130	111,260
Sabre GLBL, Inc.(b)
8.63%, 06/01/27(f)		331	290,460
11.25%, 12/15/27		17	15,955
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		395	381,905

Security		Par (000)	Value

Consumer Finance (continued)
Shift4 Payments, Inc., 0.00%, 12/15/25(j)(k)	USD	112	$119,840
Verscend Escrow Corp., 9.75%, 08/15/26(b)(f)		1,216	1,219,416

			5,636,944

Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		34	32,423
5.88%, 02/15/28		74	73,263
6.50%, 02/15/28		109	110,157
3.50%, 03/15/29		198	177,722
4.88%, 02/15/30(f)		79	75,163
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(d)	GBP	100	119,004
Kraft Heinz Foods Co.
5.00%, 06/04/42	USD	500	469,175
4.38%, 06/01/46		200	168,909
Lamb Weston Holdings, Inc.(b)
4.13%, 01/31/30		90	82,062
4.38%, 01/31/32		94	84,291
Market Bidco Finco PLC, 5.50%, 11/04/27(d)	GBP	100	114,919
Performance Food Group, Inc., 4.25%, 08/01/29(b)	USD	34	31,158
Post Holdings, Inc.(b)
4.63%, 04/15/30		67	61,506
4.50%, 09/15/31		9	8,095
6.25%, 02/15/32		169	170,232
U.S. Foods, Inc.(b)
6.88%, 09/15/28		93	95,200
4.75%, 02/15/29		44	41,767
4.63%, 06/01/30		27	25,048
7.25%, 01/15/32(f)		148	154,028
United Natural Foods, Inc., 6.75%, 10/15/28(b)		24	19,934
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30(f)		19	16,514
4.80%, 11/18/44		61	51,311
4.10%, 04/15/50		93	68,195

			2,250,076

Containers & Packaging — 0.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)(f)		666	536,830
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		200	193,206
2.13%, 08/15/26(d)	EUR	200	185,562
5.25%, 08/15/27(b)	USD	202	127,260
Clydesdale Acquisition Holdings, Inc.(b)(f)
6.63%, 04/15/29		219	218,824
8.75%, 04/15/30		476	467,689
LABL, Inc.(b)
6.75%, 07/15/26		40	39,517
5.88%, 11/01/28		81	74,488
9.50%, 11/01/28		301	304,478
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26(f)		1,537	1,565,820
9.25%, 04/15/27		44	43,650
OI European Group BV, 6.25%, 05/15/28(b)	EUR	100	112,425
Owens-Brockway Glass Container, Inc.(b)
6.63%, 05/13/27	USD	27	27,015
7.25%, 05/15/31		118	120,183

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Sealed Air Corp., 5.00%, 04/15/29(b)	USD	38	$36,475
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		23	24,540

			4,077,962

Diversified Consumer Services — 0.2%
Grand Canyon University, 5.13%, 10/01/28		702	634,868
Service Corp. International, 4.00%, 05/15/31		20	17,719
Sotheby’s, 7.38%, 10/15/27(b)(f)		465	432,953
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		333	344,397

			1,429,937

Diversified REITs — 1.3%
American Tower Corp., 2.90%, 01/15/30(f)		2,500	2,198,094
Crown Castle, Inc.
3.10%, 11/15/29		750	669,316
2.10%, 04/01/31		1,000	809,453
2.90%, 04/01/41		350	247,485
Equinix, Inc., 2.50%, 05/15/31		500	417,077
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32(f)		269	226,452
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		130	135,551
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		127	115,985
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	200	215,361
5.25%, 08/01/26	USD	26	23,801
5.00%, 10/15/27		28	23,450
4.63%, 08/01/29		272	208,752
3.50%, 03/15/31		387	265,722
Prologis LP, 4.63%, 01/15/33(f)		1,000	971,271
SBA Communications Corp.
3.13%, 02/01/29(f)		321	283,284
3.88%, 02/15/27		18	17,120
Ventas Realty LP, 4.13%, 01/15/26		870	849,679
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(b)		126	119,161

			7,797,014

Diversified Telecommunication Services — 3.1%
AT&T, Inc.
6.38%, 03/01/41		520	555,163
5.15%, 03/15/42		1,200	1,140,413
4.75%, 05/15/46(f)		1,500	1,343,323
Bell Telephone Co. of Canada or Bell Canada, Series US-4, 3.65%, 03/17/51		335	252,141
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		220	197,535
5.63%, 09/15/28		200	166,904
Cellnex Telecom SA, 2.13%, 08/11/30(d)(j)	EUR	100	110,442
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28	USD	293	271,966
8.75%, 05/15/30		1,073	1,097,918
8.63%, 03/15/31		198	202,223
Iliad Holding SASU, 6.50%, 10/15/26(b)(f)		529	524,045
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	100	104,320
Level 3 Financing, Inc.(b)
10.50%, 04/15/29	USD	689	702,780
4.88%, 06/15/29		656	437,880
11.00%, 11/15/29		475	494,675
10.50%, 05/15/30		686	701,435
3.88%, 10/15/30		68	40,120
Lumen Technologies, Inc.(b) 4.13%, 04/15/29		140	88,090

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.(b) (continued) 4.13%, 04/15/30	USD	140	$86,692
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(d)(i)		400	396,375
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	192,118
SoftBank Group Corp.(d)
2.88%, 01/06/27	EUR	100	102,086
3.88%, 07/06/32		100	96,557
Telecom Italia Capital SA
6.38%, 11/15/33	USD	3	2,838
6.00%, 09/30/34(f)		284	259,762
7.20%, 07/18/36		193	188,386
7.72%, 06/04/38		93	93,158
Telecom Italia SpA/Milano, 6.88%, 02/15/28(d)	EUR	100	113,966
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(f)	USD	871	902,990
Verizon Communications, Inc., 6.55%, 09/15/43(f)		5,000	5,665,256
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27(f)		1,714	1,410,867
6.13%, 03/01/28		495	346,386

			18,288,810

Electric Utilities — 4.8%
Baltimore Gas and Electric Co.
3.50%, 08/15/46		800	597,372
3.75%, 08/15/47		500	388,222
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/32		750	719,536
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	437,747
Duke Energy Carolinas LLC
6.10%, 06/01/37		640	672,261
6.00%, 01/15/38		1,675	1,775,060
Duke Energy Florida LLC
6.35%, 09/15/37(f)		2,775	2,997,745
6.40%, 06/15/38		770	841,855
E.ON International Finance BV, 6.65%, 04/30/38(b)		2,000	2,172,315
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(i)		21	20,321
Electricite de France SA, 5.60%, 01/27/40(b)		2,800	2,722,612
EnBW Energie Baden-Wuerttemberg AG, (5-year EURIBOR ICE Swap + 2.66%), 5.25%, 01/23/84(a)(d)	EUR	100	110,287
Eversource Energy, 2.55%, 03/15/31	USD	350	292,489
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		531	507,333
NextEra Energy Operating Partners LP(b)
3.88%, 10/15/26		41	38,237
7.25%, 01/15/29		106	108,455
Ohio Power Co., Series D, 6.60%, 03/01/33(f)		3,000	3,211,333
Oncor Electric Delivery Co. LLC(f)
4.15%, 06/01/32		1,000	939,840
4.55%, 09/15/32		1,000	966,042
Pacific Gas and Electric Co., 6.95%, 03/15/34		104	113,855
San Diego Gas & Electric Co.
4.95%, 08/15/28		1,565	1,570,870
Series VVV, 1.70%, 10/01/30		750	616,485
Southern California Edison Co., 5.63%, 02/01/36		1,300	1,314,960
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		211	211,862
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		91	97,311
TransAlta Corp., 7.75%, 11/15/29		77	80,041
Virginia Electric and Power Co., Series A, 6.00%, 05/15/37(f)		3,920	4,112,407
Vistra Operations Co. LLC(b) 5.00%, 07/31/27		12	11,620

8

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Vistra Operations Co. LLC(b) (continued)
7.75%, 10/15/31	USD	233	$244,016
6.95%, 10/15/33		145	154,768

			28,047,257

Electrical Equipment — 0.1%
Eaton Corp., 4.15%, 11/02/42		500	438,497
Nexans SA, 4.25%, 03/11/30(d)	EUR	100	108,424
WESCO Distribution, Inc.(b)
6.38%, 03/15/29	USD	131	132,347
6.63%, 03/15/32		132	134,137

			813,405

Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 5.00%, 12/15/29(b)(f)		236	222,275
Corning, Inc., 4.38%, 11/15/57		2,000	1,656,116
Imola Merger Corp., 4.75%, 05/15/29(b)		40	37,506

			1,915,897

Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(b)		246	246,747
Borr IHC Ltd./Borr Finance LLC, 10.38%, 11/15/30(b)		200	208,000
Halliburton Co., 5.00%, 11/15/45(f)		500	469,428
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)(f)		330	336,134
Oceaneering International, Inc., 6.00%, 02/01/28		45	44,335
Patterson-UTI Energy, Inc., 7.15%, 10/01/33		65	69,878
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		258	257,703
6.88%, 09/01/27		96	96,229
7.13%, 03/15/29(b)		244	247,039
Vallourec SACA, 8.50%, 06/30/26(d)	EUR	23	25,031
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	99	102,107
8.63%, 04/30/30(f)		220	229,673

			2,332,304

Entertainment — 0.0%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		155	118,581

Environmental, Maintenance & Security Service — 0.4%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		53	53,389
Covanta Holding Corp.
4.88%, 12/01/29(b)		92	82,455
5.00%, 09/01/30		48	42,302
GFL Environmental, Inc.(b)
4.00%, 08/01/28		174	160,372
3.50%, 09/01/28		43	39,388
4.75%, 06/15/29(f)		148	139,185
4.38%, 08/15/29		252	232,161
6.75%, 01/15/31		213	218,285
Waste Management, Inc., 2.95%, 06/01/41		350	261,700
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		813	800,706

			2,029,943

Financial Services(b) — 0.6%
ASG Finance Designated Activity Co., 7.88%, 12/03/24		200	196,624
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29		38	38,891
GGAM Finance Ltd.
7.75%, 05/15/26		30	30,618
8.00%, 02/15/27		148	152,813
8.00%, 06/15/28		113	118,009
6.88%, 04/15/29(g)		138	138,518

Security		Par (000)	Value

Financial Services (continued)
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28	USD	220	$202,309
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29		40	40,633
8.13%, 03/30/29		203	214,697
6.50%, 03/26/31		95	96,694
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/26		898	878,787
6.00%, 01/15/27		33	32,532
5.13%, 12/15/30		75	68,046
5.75%, 11/15/31		115	106,070
7.13%, 02/01/32		376	373,425
PennyMac Financial Services, Inc., 7.88%, 12/15/29		177	181,876
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26(f)		604	558,049
3.88%, 03/01/31		98	85,378
4.00%, 10/15/33		56	47,437

			3,561,406

Food Products — 0.3%
Aramark International Finance SARL, 3.13%, 04/01/25(d)	EUR	100	106,521
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28	USD	466	434,563
7.63%, 07/01/29		736	746,120
Darling Global Finance BV, 3.63%, 05/15/26(d)	EUR	100	106,267
Fiesta Purchaser, Inc., 7.88%, 03/01/31(b)	USD	93	96,041

			1,489,512

Gas Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		193	199,853
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	969,701
NiSource, Inc., 1.70%, 02/15/31		400	319,490

			1,489,044

Ground Transportation — 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(b)		150	149,756
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40		1,890	1,995,940
GN Bondco LLC, 9.50%, 10/15/31(b)(f)		201	200,641
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		2,184	2,166,722
Norfolk Southern Corp., 2.30%, 05/15/31		1,800	1,522,198
Uber Technologies, Inc.
0.00%, 12/15/25(j)(k)		99	111,127
4.50%, 08/15/29(b)(f)		277	262,823
Series 2028, 0.88%, 12/01/28(b)(j)		316	390,892
Union Pacific Corp.
3.38%, 02/14/42		350	277,708
3.84%, 03/20/60		800	614,243

			7,692,050

Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc.
2.63%, 11/01/25(d)	EUR	100	105,188
4.63%, 07/15/28(b)(f)	USD	158	149,723
3.88%, 11/01/29(b)		17	15,325
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)		876	906,362
Becton Dickinson & Co.
4.30%, 08/22/32		750	711,665
4.69%, 12/15/44(f)		600	543,316
Medline Borrower LP(b) 3.88%, 04/01/29		224	203,886

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Medline Borrower LP(b) (continued) 5.25%, 10/01/29(f)	USD	703	$664,454
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		136	146,506
Thermo Fisher Scientific, Inc.
5.09%, 08/10/33		495	500,438
5.30%, 02/01/44(f)		1,000	1,002,172

			4,949,035

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		37	36,019
Aetna, Inc., 4.50%, 05/15/42		575	497,486
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		232	211,120
Catalent Pharma Solutions, Inc.(b)
5.00%, 07/15/27		98	96,503
3.13%, 02/15/29		56	53,512
3.50%, 04/01/30(f)		184	175,243
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		115	105,846
6.00%, 01/15/29		406	354,681
5.25%, 05/15/30(f)		570	464,785
4.75%, 02/15/31(f)		385	297,123
Elevance Health, Inc., 4.65%, 08/15/44		1,500	1,351,558
Encompass Health Corp., 4.75%, 02/01/30		217	203,320
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(f)		132	136,262
HCA, Inc., 5.50%, 06/15/47		1,090	1,036,184
HealthEquity, Inc., 4.50%, 10/01/29(b)		355	327,536
IQVIA, Inc., 6.25%, 02/01/29		76	78,913
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)		56	53,363
LifePoint Health, Inc.(b)
9.88%, 08/15/30(f)		189	197,702
11.00%, 10/15/30		291	311,018
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		139	139,622
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		32	30,081
3.88%, 11/15/30		122	108,467
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	600,794
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		30	29,841
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		59	59,079
Star Parent, Inc., 9.00%, 10/01/30(b)		622	658,266
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		189	189,019
7.25%, 04/15/32(g)		337	339,617
Tenet Healthcare Corp.
4.63%, 06/15/28		55	52,371
6.75%, 05/15/31(b)		344	350,271
UnitedHealth Group, Inc.
5.80%, 03/15/36(f)		1,750	1,876,069
3.05%, 05/15/41		600	454,160

			10,875,831

Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(f)		1,290	1,179,858

Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP/RHP Finance Corp.(b)
7.25%, 07/15/28		172	177,128
6.50%, 04/01/32		319	320,077

Security		Par (000)	Value

Hotel & Resort REITs (continued)
Service Properties Trust
7.50%, 09/15/25	USD	64	$64,863
8.63%, 11/15/31(b)(f)		752	801,960

			1,364,028

Hotels, Restaurants & Leisure — 2.3%
Boyne USA, Inc., 4.75%, 05/15/29(b)		142	131,630
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		39	36,653
4.38%, 01/15/28		122	115,404
4.00%, 10/15/30		98	87,318
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29(f)		102	93,011
7.00%, 02/15/30(f)		462	474,236
6.50%, 02/15/32		430	433,787
Carnival Corp.(b)
4.00%, 08/01/28		119	110,258
6.00%, 05/01/29(f)		425	419,352
7.00%, 08/15/29		104	108,470
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		1,454	1,586,109
Churchill Downs, Inc.(b)
5.50%, 04/01/27		110	107,969
4.75%, 01/15/28		207	197,057
5.75%, 04/01/30		241	232,638
6.75%, 05/01/31		263	264,469
Corvias Campus Living - USG LLC, 5.30%, 07/01/50(c)		5,533	1,966,923
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		153	140,297
6.75%, 01/15/30		84	75,425
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(b)		99	90,821
4.88%, 01/15/30		19	18,217
4.00%, 05/01/31(b)		79	70,608
3.63%, 02/15/32(b)		38	32,718
6.13%, 04/01/32(b)		111	111,472
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow Esc, 6.63%, 01/15/32(b)		147	147,593
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		96	98,550
7.50%, 09/01/31		132	137,267
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		166	175,538
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		104	104,804
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.94%, 12/15/30(a)(d)	EUR	100	109,234
Melco Resorts Finance Ltd.(b)
4.88%, 06/06/25	USD	200	195,000
5.75%, 07/21/28		200	189,160
5.38%, 12/04/29		400	364,076
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31(b)		200	201,506
MGM China Holdings Ltd.
5.88%, 05/15/26(d)(f)		450	443,813
4.75%, 02/01/27(b)		200	190,111
NCL Corp. Ltd.(b)
5.88%, 03/15/26		141	139,188
8.38%, 02/01/28		95	100,351
8.13%, 01/15/29		77	81,480
7.75%, 02/15/29		84	87,215

10

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
NCL Finance Ltd., 6.13%, 03/15/28(b)	USD	84	$82,951
Ontario Gaming GTA LP, 8.00%, 08/01/30(b)		191	196,725
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		63	48,096
5.88%, 09/01/31		79	57,754
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		90	97,267
Royal Caribbean Cruises Ltd.(b)
8.25%, 01/15/29		50	52,885
9.25%, 01/15/29(f)		116	124,418
6.25%, 03/15/32		196	197,560
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		171	165,313
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(f)		459	465,017
Station Casinos LLC(b)
4.50%, 02/15/28		123	115,870
6.63%, 03/15/32		122	123,241
Studio City Co. Ltd., 7.00%, 02/15/27(d)		200	200,188
Viking Cruises Ltd.(b)
5.88%, 09/15/27		95	93,206
7.00%, 02/15/29		34	34,147
9.13%, 07/15/31(f)		316	345,581
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		111	108,023
Wynn Macau Ltd.
4.88%, 10/01/24(d)		200	198,250
5.63%, 08/26/28(b)(f)		400	378,750
5.13%, 12/15/29(b)		200	182,125
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		225	213,154
7.13%, 02/15/31(f)		286	295,980

			13,446,229

Household Durables(b) — 0.1%
Beazer Homes USA, Inc., 7.50%, 03/15/31		49	49,486
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29		141	127,905
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25		173	171,407
Dream Finders Homes, Inc., 8.25%, 08/15/28		73	76,205
LGI Homes, Inc., 8.75%, 12/15/28		56	59,087
STL Holding Co. LLC, 8.75%, 02/15/29		76	77,998
SWF Escrow Issuer Corp., 6.50%, 10/01/29(f)		107	79,132
Tempur Sealy International, Inc., 3.88%, 10/15/31		45	38,214

			679,434

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		35	33,932
4.13%, 10/15/30(f)		105	94,195
Spectrum Brands, Inc., 3.88%, 03/15/31(b)		107	103,070

			231,197

Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		105	111,017
Calpine Corp.(b)
5.13%, 03/15/28		92	88,296
5.00%, 02/01/31		41	37,609
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		124	117,867
Greenko Dutch BV, 3.85%, 03/29/26(d)(f)		185	173,671
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)		200	194,520
India Cleantech Energy, 4.70%, 08/10/26(b)		213	199,805

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc., 7.00%, 03/15/33(b)	USD	150	$160,058
SCC Power PLC(b)(h)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28		257	106,388
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		140	18,455

			1,207,686

Insurance — 3.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		348	327,628
6.75%, 10/15/27(f)		1,279	1,260,101
6.75%, 04/15/28		210	211,482
5.88%, 11/01/29(f)		938	871,391
7.00%, 01/15/31(f)		664	670,653
AmWINS Group, Inc., 6.38%, 02/15/29(b)		85	85,459
Aon Global Ltd., 4.60%, 06/14/44		500	437,789
Ardonagh Finco Ltd.
6.88%, 02/15/31(d)	EUR	100	106,267
7.75%, 02/15/31(b)	USD	430	428,059
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		385	380,119
AssuredPartners, Inc., 7.50%, 02/15/32(b)		237	232,889
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(f)		500	468,423
FWD Group Holdings Ltd., 8.40%, 04/05/29(b)(g)		230	238,050
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31		859	862,244
8.13%, 02/15/32		586	590,973
HUB International Ltd.(b)(f)
7.25%, 06/15/30		1,645	1,690,562
7.38%, 01/31/32		2,156	2,170,519
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		288	300,206
10.50%, 12/15/30		183	193,107
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)		2,000	1,999,007
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33(f)		1,500	1,596,352
NFP Corp.(b)
4.88%, 08/15/28		306	306,693
6.88%, 08/15/28		965	977,316
7.50%, 10/01/30		74	77,959
8.50%, 10/01/31		120	132,067
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(g)		1,561	1,587,084
Progressive Corp., 3.00%, 03/15/32		750	653,472
Prudential Financial, Inc.
5.90%, 03/17/36		500	516,313
5.70%, 12/14/36		1,625	1,704,770
Ryan Specialty LLC, 4.38%, 02/01/30(b)		96	89,724
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	580,242
USI, Inc./New York, 7.50%, 01/15/32(b)		295	295,543

			22,042,463

Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		272	247,150
iliad SA(d)
5.38%, 06/14/27	EUR	100	109,902
5.63%, 02/15/30		100	110,733

			467,785

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services(b) — 0.0%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27	USD	12	$11,736
Match Group Holdings II LLC 5.63%, 02/15/29		6	5,815
4.13%, 08/01/30		20	17,795
3.63%, 10/01/31(f)		134	113,867

			149,213

IT Services — 0.8%
CA Magnum Holdings, 5.38%, 10/31/26(b)		258	247,680
Camelot Finance SA, 4.50%, 11/01/26(b)		198	190,507
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		270	279,892
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(f)		217	221,515
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(d)	EUR	100	115,976
Fair Isaac Corp., 4.00%, 06/15/28(b)	USD	45	42,032
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	833,553
Fiserv, Inc., 4.40%, 07/01/49(f)		500	424,195
International Business Machines Corp. 4.40%, 07/27/32		500	480,699
4.75%, 02/06/33(f)		550	541,124
2.95%, 05/15/50(f)		750	499,709
KBR, Inc., 4.75%, 09/30/28(b)		142	130,577
Twilio, Inc. 3.63%, 03/15/29		117	105,233
3.88%, 03/15/31		117	102,140
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		303	272,753

			4,487,585

Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28(b)		55	56,995
Amer Sports Co., 6.75%, 02/16/31(b)(f)		183	181,593
Mattel, Inc., 6.20%, 10/01/40		111	110,858

			349,446

Machinery — 0.7%
Chart Industries, Inc.(b) 7.50%, 01/01/30(f)		277	287,650
9.50%, 01/01/31		93	101,275
Esab Corp., 6.25%, 04/15/29(b)(g)		145	145,679
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)(f)		82	60,868
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)		241	241,406
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		489	505,684
Madison IAQ LLC(b) 4.13%, 06/30/28		172	159,083
5.88%, 06/30/29(f)		339	310,144
OT Merger Corp., 7.88%, 10/15/29(b)		78	55,697
Terex Corp., 5.00%, 05/15/29(b)		110	103,850
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		562	561,331
TK Elevator Holdco GmbH 6.63%, 07/15/28(d)	EUR	91	94,880
7.63%, 07/15/28(b)	USD	400	392,172
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	303	314,231

Security		Par (000)	Value

Machinery (continued)
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(f)	USD	741	$715,872
Vertiv Group Corp., 4.13%, 11/15/28(b)		330	307,046

			4,356,868

Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28(b)		100	102,050

Media — 3.8%
Altice Financing SA(b) 9.63%, 07/15/27		217	207,558
5.75%, 08/15/29		200	160,248
Cable One, Inc. 0.00%, 03/15/26(j)(k)		62	54,002
1.13%, 03/15/28(j)		336	252,202
4.00%, 11/15/30(b)		166	129,551
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.13%, 05/01/27		77	73,363
5.00%, 02/01/28		95	88,436
5.38%, 06/01/29		21	19,224
6.38%, 09/01/29(f)		517	490,469
4.75%, 03/01/30		82	70,409
4.25%, 02/01/31		262	213,962
7.38%, 03/01/31(f)		1,093	1,071,886
4.75%, 02/01/32		182	148,534
4.25%, 01/15/34(f)		253	190,978
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47		1,100	886,342
4.80%, 03/01/50		1,000	740,212
Clear Channel Outdoor Holdings, Inc.(b) 5.13%, 08/15/27(f)		171	161,191
7.75%, 04/15/28(f)		237	207,565
9.00%, 09/15/28(f)		811	844,750
7.50%, 06/01/29		448	370,515
7.88%, 04/01/30		382	379,768
CMG Media Corp., 8.88%, 12/15/27(b)		213	141,157
Comcast Corp. 6.45%, 03/15/37		790	871,131
3.90%, 03/01/38		1,500	1,307,097
4.70%, 10/15/48(f)		3,000	2,747,072
CSC Holdings LLC(b) 5.50%, 04/15/27		200	178,943
11.25%, 05/15/28		1,203	1,192,104
11.75%, 01/31/29		626	626,976
4.13%, 12/01/30(f)		400	286,020
4.50%, 11/15/31		206	145,841
Directv Financing LLC, 8.88%, 02/01/30(b)		97	96,766
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		507	479,640
Discovery Communications LLC, 3.45%, 03/15/25		210	205,505
DISH DBS Corp.(b) 5.25%, 12/01/26		717	564,572
5.75%, 12/01/28		78	53,606
DISH Network Corp., 11.75%, 11/15/27(b)		547	558,449
GCI LLC, 4.75%, 10/15/28(b)		72	66,017
Gray Television, Inc.(b)(f) 5.88%, 07/15/26		144	140,240
7.00%, 05/15/27		241	224,138
Hughes Satellite Systems Corp., 5.25%, 08/01/26		72	59,923
Interpublic Group of Cos., Inc., 5.40%, 10/01/48		500	469,265
Lamar Media Corp., 4.00%, 02/15/30		21	19,086
Nexstar Media, Inc., 5.63%, 07/15/27(b)		49	47,007

12

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(f)	USD	203	$195,379
4.25%, 01/15/29(f)		234	211,999
4.63%, 03/15/30		66	59,191
7.38%, 02/15/31		93	97,410
Pinewood Finco PLC, 6.00%, 03/27/30(d)	GBP	100	126,215
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26	USD	205	163,006
6.50%, 09/15/28		281	134,019
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		28	26,228
5.00%, 08/01/27(f)		428	411,771
Stagwell Global LLC, 5.63%, 08/15/29(b)		69	62,659
Sunrise FinCo I BV, 4.88%, 07/15/31(b)		303	270,421
TCI Communications, Inc., 7.88%, 02/15/26		610	639,635
Univision Communications, Inc.(b) 6.63%, 06/01/27		158	154,530
8.00%, 08/15/28(f)		694	707,020
7.38%, 06/30/30(f)		120	118,661
Videotron Ltd., 3.63%, 06/15/29(b)		54	48,810
VZ Secured Financing BV, 3.50%, 01/15/32(d)	EUR	100	94,490
Walt Disney Co. 7.63%, 11/30/28	USD	385	425,291
5.40%, 10/01/43(f)		500	510,269
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)		150	147,836
Ziggo BV, 4.88%, 01/15/30(b)		200	179,547

			22,026,107

Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd.(d) 5.95%, 07/31/24		250	249,070
5.45%, 01/24/28		200	199,500
Arsenal AIC Parent LLC(b) 8.00%, 10/01/30		161	169,032
11.50%, 10/01/31		495	551,313
ATI, Inc. 5.88%, 12/01/27		121	119,142
7.25%, 08/15/30		229	236,700
5.13%, 10/01/31		110	101,906
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		329	330,850
Carpenter Technology Corp., 7.63%, 03/15/30		151	155,779
Constellium SE 4.25%, 02/15/26(d)	EUR	100	107,457
3.75%, 04/15/29(b)(f)	USD	591	531,722
JSW Steel Ltd., 5.95%, 04/18/24(d)		200	199,820
Kaiser Aluminum Corp.(b) 4.63%, 03/01/28		126	118,230
4.50%, 06/01/31		366	323,811
New Gold, Inc., 7.50%, 07/15/27(b)		273	273,617
Novelis Corp.(b) 3.25%, 11/15/26(f)		542	505,025
4.75%, 01/30/30(f)		328	302,620
3.88%, 08/15/31		200	171,801
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	100	101,423
Rio Tinto Finance USA PLC, 4.75%, 03/22/42	USD	400	379,152

Security		Par (000)	Value

Metals & Mining (continued)
Samarco Mineracao SA, (9.50% PIK), 9.50%, 06/30/31(d)(h)	USD	43	$38,700
Vedanta Resources Finance II PLC, 13.88%, 01/21/27(d)		94	88,536

			5,255,206

Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/25		30	29,466
4.25%, 02/01/27		42	39,295
4.75%, 06/15/29		46	41,815
Starwood Property Trust, Inc., 7.25%, 04/01/29		94	94,748

			205,324

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35		140	132,296
4.00%, 02/01/50		550	423,296
Highwoods Realty LP, 7.65%, 02/01/34		40	43,625

			599,217

Oil, Gas & Consumable Fuels — 6.9%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		431	435,973
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 01/15/28		39	38,399
5.38%, 06/15/29		140	134,632
6.63%, 02/01/32		185	185,808
Apache Corp., 5.35%, 07/01/49		22	18,597
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		281	353,653
8.25%, 12/31/28		453	465,360
Series B, 5.88%, 06/30/29		44	41,951
Baytex Energy Corp., 8.50%, 04/30/30(b)		144	150,363
Buckeye Partners LP
5.85%, 11/15/43		94	80,086
5.60%, 10/15/44		59	47,154
Burlington Resources LLC, 5.95%, 10/15/36		685	728,346
Callon Petroleum Co.
6.38%, 07/01/26		111	112,180
8.00%, 08/01/28(b)		66	68,966
7.50%, 06/15/30(b)		97	102,577
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		28	27,770
6.75%, 04/15/29(f)		96	97,029
CITGO Petroleum Corp., 8.38%, 01/15/29(b)(f)		322	338,306
Civitas Resources, Inc.(b)
8.38%, 07/01/28		223	234,755
8.63%, 11/01/30(f)		182	195,427
8.75%, 07/01/31		336	359,540
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		66	58,824
CNX Resources Corp., 7.38%, 01/15/31(b)		70	71,290
Comstock Resources, Inc.(b)(f)
6.75%, 03/01/29		387	369,060
5.88%, 01/15/30		447	404,807
ConocoPhillips, 6.50%, 02/01/39		600	680,638
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		500	472,558

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC(b) 9.25%, 02/15/28	USD	400	$422,354
7.63%, 04/01/32		331	333,550
Devon Energy Corp. 5.85%, 12/15/25		1,000	1,005,427
4.75%, 05/15/42		300	261,113
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		140	147,757
DT Midstream, Inc., 4.38%, 06/15/31(b)		209	189,275
Ecopetrol SA, 8.88%, 01/13/33		175	183,836
Enbridge, Inc.(a)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78		1,935	1,883,299
(5-year CMT + 4.43%), 8.50%, 01/15/84		123	133,644
Series 20-A, (5-year CMT + 5.31%), 5.75%, 07/15/80		950	899,078
Energean Israel Finance Ltd., 8.50%, 09/30/33(b)(d)		55	55,040
Energy Transfer LP 5.30%, 04/15/47		540	490,953
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		397	416,402
Series H, (5-year CMT + 5.69%), 6.50%(a)(i)		307	300,904
EnLink Midstream LLC, 6.50%, 09/01/30(b)		125	128,603
EnLink Midstream Partners LP, 5.60%, 04/01/44		141	125,539
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,496,260
EOG Resources, Inc., 5.10%, 01/15/36		200	196,586
EQM Midstream Partners LP 4.13%, 12/01/26		68	65,388
4.50%, 01/15/29(b)		13	12,189
6.38%, 04/01/29(b)		201	202,476
7.50%, 06/01/30(b)		57	60,930
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)		57	59,389
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		118	118,607
8.25%, 01/15/29		209	214,559
8.88%, 04/15/30		163	170,621
Harvest Midstream I LP, 7.50%, 09/01/28(b)		40	40,557
Hess Corp., 4.30%, 04/01/27		1,100	1,078,566
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		70	69,924
5.75%, 02/01/29		127	123,703
6.00%, 04/15/30		12	11,749
8.38%, 11/01/33		320	346,942
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)		179	188,883
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	194,750
Impulsora Pipeline LLC, 6.05%, 01/01/43(c)		1,567	1,324,072
ITT Holdings LLC, 6.50%, 08/01/29(b)(f)		232	211,723
Kinder Morgan, Inc., 5.05%, 02/15/46(f)		1,400	1,243,040
Kinetik Holdings LP(b) 6.63%, 12/15/28		58	59,030
5.88%, 06/15/30(f)		60	58,688
Leviathan Bond Ltd., 6.75%, 06/30/30(b)(d)		22	20,413
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		22	21,641
Marathon Petroleum Corp., 6.50%, 03/01/41(f)		1,150	1,250,382
Matador Resources Co.(b) 6.88%, 04/15/28(f)		167	170,854
6.50%, 04/15/32(g)		159	159,193
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(d)		288	288,270
MPLX LP 4.25%, 12/01/27		250	243,137
4.80%, 02/15/29		500	493,908
Murphy Oil Corp., 5.88%, 12/01/42		18	16,151

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Nabors Industries Ltd.(b) 7.25%, 01/15/26	USD	65	$64,598
7.50%, 01/15/28		177	166,011
Nabors Industries, Inc.(b) 7.38%, 05/15/27		10	9,982
9.13%, 01/31/30		118	122,680
New Fortress Energy, Inc.(b) 6.75%, 09/15/25		40	39,727
8.75%, 03/15/29		470	468,208
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29(f)		325	332,859
8.38%, 02/15/32		658	674,520
Noble Finance II LLC, 8.00%, 04/15/30(b)		209	217,705
Northern Oil & Gas, Inc. 8.13%, 03/01/28(b)		513	520,689
3.63%, 04/15/29(j)		96	116,880
8.75%, 06/15/31(b)		212	223,864
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		158	163,888
Permian Resources Operating LLC(b) 8.00%, 04/15/27		189	194,658
5.88%, 07/01/29		170	167,168
9.88%, 07/15/31		209	232,889
7.00%, 01/15/32(f)		208	215,782
Petroleos Mexicanos 4.25%, 01/15/25		55	53,445
6.50%, 03/13/27(f)		142	133,481
8.75%, 06/02/29		204	199,122
5.95%, 01/28/31(f)		245	196,343
6.70%, 02/16/32		117	97,403
6.38%, 01/23/45		48	30,996
Prairie Acquiror LP, 9.00%, 08/01/29(b)		113	116,327
Precision Drilling Corp., 6.88%, 01/15/29(b)		9	8,983
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		111	103,876
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		36	33,645
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	1,763,811
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)(f)		247	255,472
SM Energy Co., 6.50%, 07/15/28		75	75,321
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,065,982
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		95	91,531
7.38%, 02/15/29		299	300,787
6.00%, 12/31/30		2	1,900
6.00%, 09/01/31		88	82,126
Talos Production, Inc.(b) 9.00%, 02/01/29		117	124,250
9.38%, 02/01/31		98	104,474
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	472,020
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		82	84,165
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		125	130,089
Transocean, Inc.(b) 7.50%, 01/15/26		411	408,427
11.50%, 01/30/27		358	373,114
8.00%, 02/01/27		261	259,061
8.75%, 02/15/30(f)		436	454,190
Valaris Ltd., 8.38%, 04/30/30(b)		537	553,933
Venture Global Calcasieu Pass LLC(b) 3.88%, 08/15/29		182	163,827
4.13%, 08/15/31		3	2,668

14

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Venture Global Calcasieu Pass LLC(b) (continued)
3.88%, 11/01/33	USD	409	$347,487
Venture Global LNG, Inc.(b) 8.13%, 06/01/28		557	568,244
9.50%, 02/01/29		1,344	1,448,648
8.38%, 06/01/31		875	902,360
9.88%, 02/01/32		815	878,361
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		108	105,451
Vital Energy, Inc. 9.75%, 10/15/30(f)		209	228,552
7.88%, 04/15/32(b)		273	277,332
Western Midstream Operating LP, 5.25%, 02/01/50		102	91,242

			39,983,958

Paper & Forest Products — 0.2%
International Paper Co., 6.00%, 11/15/41		870	901,180

Passenger Airlines — 0.8%
Air Canada, 3.88%, 08/15/26(b)		125	119,303
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 03/22/29		932	873,560
Series 2015-2, Class AA, 3.60%, 03/22/29		931	880,840
American Airlines, Inc., 8.50%, 05/15/29(b)(f)		306	323,276
United Airlines Pass-Through Trust, Series 2023-1, Class A, 4.30%, 02/15/27		2,113	2,072,903
United Airlines, Inc.(b)(f) 4.38%, 04/15/26		113	109,241
4.63%, 04/15/29		252	234,360
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27(b)		85	71,861

			4,685,344

Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)		107	108,658

Pharmaceuticals — 1.6%
1375209 BC Ltd., 9.00%, 01/30/28(b)		189	185,220
AbbVie, Inc. 3.20%, 05/14/26(f)		500	482,591
4.55%, 03/15/35(f)		2,140	2,068,408
4.45%, 05/14/46		2,095	1,881,215
Bristol-Myers Squibb Co. 3.55%, 03/15/42(f)		350	280,694
4.35%, 11/15/47		300	259,046
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(d)	EUR	100	104,227
CVS Health Corp. 5.13%, 07/20/45	USD	700	645,077
5.05%, 03/25/48		1,821	1,653,792
Jazz Securities DAC, 4.38%, 01/15/29(b)		200	186,308
Option Care Health, Inc., 4.38%, 10/31/29(b)		76	69,681
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		500	423,974
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	100	119,380
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	299	278,719
4.75%, 05/09/27		200	192,356
7.88%, 09/15/29		200	214,112

			9,044,800

Security		Par (000)	Value

Professional Services(b) — 0.1%
CoreLogic, Inc., 4.50%, 05/01/28(f)	USD	607	$544,274
Dun & Bradstreet Corp., 5.00%, 12/15/29		338	311,995

			856,269

Real Estate Management & Development — 0.2%
Agps Bondco PLC, 5.50%, 11/13/26(d)(l)(m)	EUR	100	41,368
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/30(b)	USD	150	133,303
Series AI, 7.00%, 04/15/30		170	151,017
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		203	214,522
Fantasia Holdings Group Co. Ltd.(a)(d)(l)(m)
11.75%, 04/17/22		200	3,000
10.88%, 01/09/23		307	4,605
11.88%, 06/01/23		400	6,000
9.25%, 07/28/23		300	4,500
i-595 Express LLC, 3.31%, 12/31/31(c)		668	616,487
Theta Capital Pte. Ltd., 8.13%, 01/22/25(d)		200	189,954

			1,364,756

Residential REITs — 0.2%
ERP Operating LP, 4.50%, 06/01/45		1,155	991,411

Retail REITs — 0.3%
Simon Property Group LP, 4.75%, 03/15/42		1,670	1,507,132

Semiconductors & Semiconductor Equipment — 1.2%
ams-OSRAM AG, 10.50%, 03/30/29(d)	EUR	100	106,698
Broadcom, Inc. 4.75%, 04/15/29(f)	USD	2,500	2,469,246
4.15%, 04/15/32(b)		1,500	1,391,608
Entegris, Inc.(b) 4.38%, 04/15/28		78	73,310
4.75%, 04/15/29		625	598,972
Intel Corp. 5.13%, 02/10/30		750	761,405
2.00%, 08/12/31(f)		1,000	821,747
KLA Corp., 3.30%, 03/01/50		500	367,013
NCR Atleos Corp., 9.50%, 04/01/29(b)		158	168,998
QUALCOMM, Inc., 4.65%, 05/20/35		250	247,859

			7,006,856

Software — 2.2%
Boxer Parent Co., Inc. 6.50%, 10/02/25(d)	EUR	100	107,764
7.13%, 10/02/25(b)	USD	81	81,072
9.13%, 03/01/26(b)(f)		516	515,809
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		205	212,718
Clarivate Science Holdings Corp.(b)(f)
3.88%, 07/01/28		743	687,418
4.88%, 07/01/29		392	362,651
Cloud Software Group, Inc.(b)(f)
6.50%, 03/31/29		2,147	2,037,420
9.00%, 09/30/29		1,072	1,028,174
Elastic NV, 4.13%, 07/15/29(b)		129	116,088
McAfee Corp., 7.38%, 02/15/30(b)(f)		410	375,989
Microsoft Corp., 2.92%, 03/17/52(f)		1,600	1,131,160
MicroStrategy, Inc., 6.13%, 06/15/28(b)		342	329,937
Oracle Corp. 5.38%, 07/15/40(f)		3,025	2,934,310
4.00%, 11/15/47		400	312,267

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Oracle Corp. (continued)
3.95%, 03/25/51(f)	USD	600	$457,162
Playtika Holding Corp., 4.25%, 03/15/29(b)		54	46,748
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(f)		169	165,241
UKG, Inc., 6.88%, 02/01/31(b)(f)		1,451	1,478,173
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		189	173,287

			12,553,388

Specialized REITs(b) — 0.1%
Iron Mountain, Inc.
7.00%, 02/15/29		220	224,193
5.63%, 07/15/32		62	58,564

			282,757

Specialty Retail(b) — 0.1%
Arko Corp., 5.13%, 11/15/29		86	71,180
eG Global Finance PLC, 12.00%, 11/30/28		209	222,154
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(f)		493	479,956

			773,290

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 3.75%, 11/13/47(f)		1,000	825,065
Seagate HDD Cayman(b)
8.25%, 12/15/29		202	217,042
8.50%, 07/15/31		319	344,731

			1,386,838

Textiles, Apparel & Luxury Goods(b) — 0.0%
Hanesbrands, Inc., 4.88%, 05/15/26		117	113,915
Levi Strauss & Co., 3.50%, 03/01/31		11	9,650

			123,565

Tobacco — 0.9%
Altria Group, Inc.
2.45%, 02/04/32		200	162,294
5.38%, 01/31/44(f)		2,000	1,969,942
Reynolds American, Inc.
4.45%, 06/12/25		394	388,731
7.00%, 08/04/41		1,000	1,043,141
5.85%, 08/15/45		1,500	1,391,320

			4,955,428

Trading Companies & Distributors(b) — 0.1%
Beacon Roofing Supply, Inc.
4.13%, 05/15/29		68	61,676
6.50%, 08/01/30		98	99,444
GYP Holdings III Corp., 4.63%, 05/01/29		138	128,296

			289,416

Transportation Infrastructure — 0.8%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	203,375
Azzurra Aeroporti SpA, 2.63%, 05/30/27(d)	EUR	100	101,951
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)	USD	200	185,313
ITR Concession Co. LLC, 4.20%, 07/15/25(b)		4,000	3,840,222
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)		580	565,860

			4,896,721

Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32		1,350	1,301,052

Security		Par (000)	Value

Wireless Telecommunication Services — 1.0%
Altice France SA/France
11.50%, 02/01/27(d)	EUR	100	$92,188
5.13%, 07/15/29(b)	USD	544	367,762
5.50%, 10/15/29(b)		600	407,240
Cellnex Finance Co. SA, 1.25%, 01/15/29(d)	EUR	100	96,865
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	USD	612	599,928
Eutelsat SA, 1.50%, 10/13/28(d)	EUR	100	80,309
Kenbourne Invest SA, 6.88%, 11/26/24(b)	USD	233	113,151
Rogers Communications, Inc., 7.50%, 08/15/38(f)		2,325	2,695,058
T-Mobile U.S., Inc.
2.55%, 02/15/31		500	425,909
4.50%, 04/15/50(f)		500	433,399
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(d)	GBP	100	107,283
Vodafone Group PLC, 4.25%, 09/17/50(f)	USD	700	565,040

			5,984,132

Total Corporate Bonds — 64.8% (Cost: $386,899,775)			377,088,542

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.1%
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, 08/24/28(n)		50	49,854
Ovation Parent, Inc., 2024 Term Loan, 03/27/31(n)		73	73,046
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		303	303,472
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/01/28		150	149,768
Standard Aero Ltd., 2024 Term Loan B2, 08/24/28(n)		19	19,222

			595,362

Air Freight & Logistics — 0.0%
Clue Opco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.83%, 12/19/30		121	118,884

Automobile Components — 0.0%
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.42%, 11/17/28		82	77,213

Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.40%, 01/24/30		20	16,106
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 01/24/29		17	15,748

			31,854

Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.08%, 03/15/30		386	386,020

Building Products — 0.0%
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.31%, 01/29/31		55	55,193
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/19/27		45	45,566

			100,759

16

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals — 0.1%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.85%), 13.18%, 11/24/28(c)	USD	64	$63,756
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 08/18/28		122	121,020
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.71%, 10/04/29		357	356,948
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.33%, 07/03/28		92	86,196
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.83%, 03/29/28		148	144,837

			772,757

Commercial Services & Supplies — 0.1%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.07%, 02/23/29(c)		153	153,383
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.82%, 12/15/28		93	70,360
TruGreen LP, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.76%), 14.07%, 11/02/28		41	31,998

			255,741

Communications Equipment — 0.0%
Viasat, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.93%, 05/30/30		140	135,004

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.81%, 08/01/30		592	594,068
Groundworks, LLC(n)
2024 Delayed Draw Term Loan, 03/14/31		14	14,131
2024 Term Loan, 03/14/31		77	76,778

			684,977

Construction Materials — 0.0%
BCPE Empire Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 12/11/28		78	78,034
Chariot Buyer LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 11/03/28		99	99,124

			177,158

Consumer Finance — 0.0%
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR + 3.61%), 8.94%, 12/17/27		46	38,680
2021 Term Loan B2, (1-mo. CME Term SOFR + 3.61%), 8.94%, 12/17/27		72	60,951

			99,631

Containers & Packaging — 0.0%
Trident TPI Holdings, Inc., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 09/15/28		92	91,694

Security		Par (000)	Value

Diversified Consumer Services — 0.2%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.85%), 11.18%, 12/10/29	USD	83	$81,522
2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/11/28		105	104,701
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.07%, 07/25/30		37	36,983
PG Investment Co. 59 SARL, Term Loan B, 02/24/31(c)(n)		158	158,198
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/30/31		496	497,161

			878,565

Diversified Telecommunication Services — 0.1%
Connect Finco SARL, 2024 Extended Term Loan B, 09/13/29(n)		101	99,256
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.19%, 10/08/27		143	142,117
Level 3 Financing, Inc.(c)
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/29		38	37,577
2024 Extended Term Loan B2, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/30		38	37,853
Lumen Technologies, Inc., 2024 Term Loan A, 06/01/28(n)		47	39,177
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.44%, 03/09/27		10	9,151

			365,131

Electronic Equipment, Instruments & Components — 0.0%
Roper Industrial Products Investment Co., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 11/22/29		66	66,628

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 06/28/24(c)		8	4,177

Entertainment — 0.0%
Motion Finco SARL, 2024 USD Term Loan B, 11/12/29(n)		116	115,738

Financial Services — 0.0%
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.06%, 04/09/27		33	32,988
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.32%, 04/07/28		145	144,456

			177,444

Food Products — 0.0%
Chobani LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/25/27		148	148,370

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 09/29/28	USD	128	$128,115
Bausch and Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 05/10/27		285	281,199

			409,314

Health Care Providers & Services — 0.1%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.82%, 11/08/27		129	129,837
LifePoint Health, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 5.76%), 11.09%, 11/16/28		68	67,981
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 11/15/28		60	59,962
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.68%, 04/29/25		117	70,158
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 09/27/30		238	236,250
Surgery Center Holdings, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 12/19/30		68	67,954

			632,142

Health Care Technology — 0.6%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 02/15/29		943	932,884
Cotiviti, Inc., 2024 Fixed Term Loan B, 02/21/31(n)		1,666	1,668,083
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.41%, 10/01/27		298	284,130
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/27/25		620	620,343

			3,505,440

Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.82%, 02/26/29		145	142,510
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 10/06/28		279	255,791

			398,301

Industrial Conglomerates — 0.0%
Chromalloy Corp., 2024 Term Loan B, 03/27/31(n)		172	171,283

Insurance(n) — 0.2%
Truist Insurance Holdings LLC
1st Lien Term Loan, 03/24/31		296	295,506
2nd Lien Term Loan, 03/08/32		801	805,005

			1,100,511

IT Services — 0.0%
Project Alpha Intermediate Holding, Inc., 2023 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.06%, 10/28/30		59	59,541

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR + 7.10%), 12.48%, 05/25/27		70	69,976

Machinery — 0.3%
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 04/05/29		252	252,605
Titan Acquisition Ltd./Canada 2018 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 03/28/25		459	458,876

Security		Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd./Canada (continued)
2024 Term Loan B, 02/01/29(n)	USD	168	$168,349
TK Elevator U.S. Newco, Inc., USD Term Loan B, 04/30/30(n)		537	538,564
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/27/31		82	81,881

			1,500,275

Media — 0.3%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.36%), 12.69%, 09/01/25		156	146,977
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/23/28		308	307,048
Directv Financing LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.44%, 08/02/29		304	303,397
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan(c)(i)(n)		636	632,820
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 09/25/26		160	133,571

			1,523,813

Metals & Mining — 0.0%
Morgan Stanley & Co International PLC, 2024 Term Loan B, 03/25/31(i)(n)		128	128,241

Oil, Gas & Consumable Fuels — 0.2%
Ecopetrol SA, 2023 Term Loan, (6-mo. CME Term SOFR + 4.75%), 10.00%, 09/06/30(c)		150	154,500
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.08%, 12/21/28		65	64,270
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.93%, 09/19/29		77	77,409
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.32%, 10/27/28		641	641,996
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.50%), 9.83%, 02/02/31		110	110,220

			1,048,395

Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.33%, 04/20/28		230	238,287

Personal Care Products — 0.0%
KDC/ONE Development Corp., Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.33%, 08/15/28		120	120,131

Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR + 5.50%), 10.83%, 05/04/28		48	47,524

Professional Services — 0.0%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 06/02/28		85	83,039
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.06%, 04/29/29(c)		138	124,771

			207,810

18

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 01/31/30(c)	USD	50	$50,075

Software — 0.5%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3- mo. CME Term SOFR + 5.25%), 10.56%, 02/23/32		122	126,117
Boxer Parent Co., Inc., 2023 USD Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.58%, 12/29/28		166	166,517
Cloud Software Group, Inc.
2022 USD Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.91%, 03/30/29		318	315,948
2024 Term Loan, 03/21/31(n)		212	210,544
Cloudera, Inc., 2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.43%, 10/08/29		234	231,305
Ellucian Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/09/29		166	166,939
Genesys Cloud Services Holdings II LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 12/01/27		124	124,388
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 03/01/29		91	90,614
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.58%, 02/23/29		35	33,587
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 05/03/28		393	390,601
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.35%), 12.65%, 12/18/28(c)		103	99,395
Polaris Newco LLC, USD Term Loan B, (1-mo. CME Term SOFR + 4.26%), 9.57%, 06/02/28		195	193,459
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28(n)		84	84,001
RealPage, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/24/28		214	208,541
Sovos Compliance LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 9.94%, 08/11/28		116	115,010
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 5.35%), 10.68%, 05/03/27		128	128,626

			2,685,592

Transportation Infrastructure — 0.0%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 09/22/28		32	31,837
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.16%, 07/02/29		41	40,979

			72,816

Security		Par (000)	Value

Wireless Telecommunication Services — 0.1%
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28	USD	93	$73,339
Digicel International Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 5.15%), 10.47%, 05/25/27(c)		385	371,977

			445,316

Total Floating Rate Loan Interests — 3.4% (Cost: $19,577,929)			19,697,890

Foreign Agency Obligations

Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(d)		200	183,188

Canada — 1.1%
CDP Financial, Inc., 5.60%, 11/25/39(b)		5,890	6,200,651

Colombia — 0.1%
Colombia Government International Bond
4.50%, 01/28/26(f)		300	292,650
3.88%, 04/25/27		200	188,100
3.13%, 04/15/31		200	159,500
8.00%, 04/20/33(f)		200	211,200

			851,450

Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(d)		115	116,092
5.95%, 01/25/27(d)		228	226,632
4.50%, 01/30/30(b)		226	205,321
7.05%, 02/03/31(b)		150	155,344

			703,389

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		219	157,133

Guatemala — 0.1%
Guatemala Government Bond(b)
5.25%, 08/10/29		200	193,661
5.38%, 04/24/32		200	192,160

			385,821

Hungary — 0.0%
Hungary Government International Bond, 5.38%, 09/12/33(d)	EUR	66	75,093

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)	USD	400	394,750

Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(b)		200	178,250

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oman — 0.1%
Oman Government International Bond(d)
6.50%, 03/08/47	USD	228	$229,852
6.75%, 01/17/48		200	204,875

			434,727

Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)		102	100,565
2.50%, 02/08/30(d)	EUR	222	211,812
2.12%, 07/16/31(d)		226	199,323

			511,700

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(d)(f)	USD	200	170,625

South Africa — 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/29		200	179,250
5.88%, 04/20/32(f)		200	180,250

			359,500

Ukraine — 0.0%
Ukraine Government International Bond(a)(l)(m)
7.75%, 09/01/27(d)		385	130,515
7.25%, 03/15/35(b)		200	58,100

			188,615

Total Foreign Agency Obligations — 1.8% (Cost: $10,840,864)			10,794,892

Municipal Bonds

California — 1.1%
City of Los Angeles California, GO, Series A, Sustainability Bonds, 5.00%, 09/01/42		2,000	1,990,033
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40		1,900	2,044,581
Oxnard Union High School District, Refunding GO, (BAM), 3.18%, 08/01/43		1,600	1,255,280
State of California, Refunding GO, 5.13%, 03/01/38		1,000	1,009,589

			6,299,483

Georgia — 0.4%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 7.06%, 04/01/57(e)		1,884	2,136,348

Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Refunding RB, Series A, 2.62%, 07/01/45		1,000	687,194
State of Hawaii, GO, Series GK, 6.15%, 10/01/38		1,000	1,090,372

			1,777,566

Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33		2,000	1,983,186

Massachusetts — 0.1%
University of Massachusetts Building Authority, Refunding RB, Series 3, 3.43%, 11/01/40		500	419,418

New York — 1.2%
Metropolitan Transportation Authority, RB, BAB, 7.34%, 11/15/39		1,295	1,584,540
New York City Industrial Development Agency, Refunding RB, (AGM), 3.19%, 03/01/40		165	127,858

Security		Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, BAB, 5.72%, 06/15/42	USD	1,390	$1,444,925
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40		1,900	1,916,636
Series F, 5.63%, 03/15/39		1,100	1,122,333
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29		780	833,615

			7,029,907

Total Municipal Bonds — 3.4% (Cost: $19,056,405)			19,645,908

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 9.8%
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		358	308,572
Series 2006-OA21, Class A1, (1-mo. Term SOFR + 0.30%), 5.63%, 03/20/47(a)		341	273,774
Series 2007-OA10, Class 2A1, (1-mo. Term SOFR + 0.61%), 5.94%, 09/25/47(a)		3,904	555,619
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		213	160,186
Bravo Residential Funding Trust(a)(b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49		676	597,060
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		440	429,007
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,365	1,372,810
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		485	479,858
CIM Trust(a)(b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		1,230	1,214,778
Series 2023-I2, Class A1, 6.64%, 12/25/67		1,180	1,179,968
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		3,050	2,964,241
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		3,820	3,489,262
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,501	1,500,014
Series 2022-7, Class A1, 5.16%, 04/25/67(a)		1,947	1,916,581
Series 2022-9, Class A1, 6.79%, 12/25/67(a)		317	318,047
Series 2023-2, Class A1, 6.60%, 07/25/68		1,425	1,434,996
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,646	2,622,208
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1, 4.30%, 03/25/67(a)(b)		258	246,340
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		1,500	1,472,694
Series 2021-2, Class A1, 0.93%, 06/25/66		195	156,276
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)		2,385	1,910,820
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		1,117	1,080,242
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)		1,031	826,317
GS Mortgage-Backed Securities Trust, Series 2021- PJ2, Class A2, 2.50%, 11/25/51(a)(b)		899	720,194
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37		79	51,085
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		1,175	1,159,298
JP Morgan Mortgage Trust
Series 2006-S3, Class 1A12, 6.50%, 08/25/36		40	12,975
Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		458	437,016

20

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
JP Morgan Mortgage Trust (continued)
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)	USD	721	$599,773
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		322	307,417
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		762	636,176
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 5.35%, 05/25/36(a)		118	78,699
MFA Trust(a)(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65		2,750	2,120,062
Series 2023-NQM1, Class A1, 5.75%, 11/25/67		827	815,801
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,649	1,657,522
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(a)(b)		1,742	1,737,400
OBX Trust(b)
Class A1A, 6.57%, 06/25/63(a)		1,519	1,532,321
Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)		675	565,123
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62(a)		505	505,799
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		679	678,451
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,282	1,292,754
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58(b)		1,517	1,514,009
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		1,010	843,104
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)		655	650,279
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(a)(b)		684	645,318
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		2,050	1,620,481
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		2,000	1,688,096
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		2,749	2,573,531
Series 2022-7, Class A1, 5.15%, 07/25/67(a)		1,593	1,580,809
Series 2022-INV2, Class A1, 6.79%, 10/25/67(a)		461	463,805
Series 2023-1, Class A1, 5.85%, 12/25/67(a)		924	918,163
Series 2023-5, Class A1, 6.48%, 06/25/68(a)		1,330	1,335,032
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(b)		1,409	1,415,734

			56,665,897

Commercial Mortgage-Backed Securities — 4.5%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class A5, 2.52%, 11/15/54		1,250	1,024,813
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33(a)(b)		4,170	3,981,743
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1-mo. Term SOFR + 0.52%), 5.85%, 07/25/37(a)(b)		597	545,688
BX Commercial Mortgage Trust(a)(b)
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 6.36%, 12/15/38		605	598,572
Series 2021-SOAR, Class A, (1-mo. Term SOFR + 0.78%), 6.11%, 06/15/38		1,492	1,481,581
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 6.13%, 10/15/38		391	388,033
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 6.34%, 02/15/39		1,417	1,409,860
Series 2024-MF, Class C, (1-mo. Term SOFR + 1.94%), 7.27%, 02/15/39		510	507,450

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust(a)(b) (continued)
Series 2024-XL4, Class C, (1-mo. Term SOFR + 2.19%), 7.52%, 02/15/39	USD	100	$99,969
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1-mo. Term SOFR + 0.91%), 6.24%, 02/15/36		1,690	1,682,606
Series 2022 VAMF, Class A, (1-mo. Term SOFR + 0.85%), 6.18%, 01/15/39		1,300	1,288,625
Series 2022-GPA, Class A, (1-mo. Term SOFR + 2.17%), 7.49%, 08/15/39		645	646,614
Series 2024-BIO, Class C, (1-mo. Term SOFR + 2.64%), 7.97%, 02/15/41		240	239,925
Series 2024-CNYN, Class C, (1-mo. Term SOFR + 1.94%), 1.00%, 04/15/29(g)		800	799,000
Series 2024-PAT, Class B, (1-mo. Term SOFR + 3.04%), 8.29%, 03/15/26		170	169,907
Cantor Commercial Real Estate Lending, Series 2019- CF2, Class A5, 2.87%, 11/15/52		550	478,636
Cold Storage Trust, Series 2020-ICE5, Class A, (1-mo. Term SOFR + 1.01%), 6.33%, 11/15/37(a)(b)		238	237,363
Credit Suisse Mortgage Capital Certificates Trust, Series 2020-FACT, Class D, (1-mo. Term SOFR + 4.07%), 9.40%, 10/15/37(a)(b)		900	854,307
CSMC BHAR, Series 2021-BHAR, Class C, (1-mo. Term SOFR + 2.11%), 7.44%, 11/15/38(a)(b)		300	297,569
DC Trust, Series 2024-HLTN, Class C, 1.00%, 04/13/28(a)(b)(g)		220	219,981
Extended Stay America Trust, Series 2021-ESH, Class D, (1-mo. Term SOFR + 2.36%), 7.69%, 07/15/38(a)(b)		1,764	1,762,308
GS Mortgage Securities Trust, Series 2019-GC38, Class AAB, 3.84%, 02/10/52		891	860,302
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.72%, 03/15/39(a)(b)		1,700	1,695,484
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1-mo. Term SOFR + 1.11%), 6.44%, 04/25/31(a)(b)		16	15,568
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, 04/15/48		1,200	1,169,871
STWD Trust, Series 2021-FLWR, Class A, (1-mo. Term SOFR + 0.69%), 6.02%, 07/15/36(a)(b)		1,207	1,194,930
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/52		1,200	1,048,806
Wells Fargo Commercial Mortgage Trust, Series 2016- LC25, Class A4, 3.64%, 12/15/59		1,700	1,625,052

			26,324,563

Total Non-Agency Mortgage-Backed Securities — 14.3%
(Cost: $88,010,401)			82,990,460

Preferred Securities

Capital Trusts — 7.0%(a)

Automobiles — 0.0%
Volkswagen International Finance NV, 3.88%(d)(i)	EUR	100	99,809

Banks(i) — 6.1%
AIB Group PLC, 5.25%(d)		200	214,147
Banco Bilbao Vizcaya Argentaria SA, 6.13%	USD	2,000	1,841,846
Banco Mercantil del Norte SA, 6.75%(b)		200	198,688
Bank of America Corp., Series FF, 5.88%(f)		3,500	3,446,459

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp., Series F, 4.63%(f)	USD	2,750	$2,597,248
Barclays PLC
4.38%		310	254,135
9.63%		640	678,657
BNP Paribas SA(b)
4.63%		2,000	1,649,854
8.50%		265	276,992
Citigroup, Inc., Series AA, 7.63%		208	218,372
Goldman Sachs Group, Inc., Series R, 4.95%		333	327,497
HSBC Holdings PLC
4.70%		275	231,266
6.50%(f)		1,090	1,066,729
6.00%(f)		435	418,717
6.38%		1,000	992,921
ING Groep NV, Series NC10, 4.25%		1,500	1,138,032
JPMorgan Chase & Co., Series FF, 5.00%		2,500	2,491,834
Krung Thai Bank PCL/Cayman Islands, 4.40%(d)		252	239,085
Lloyds Banking Group PLC
8.00%(f)		200	201,373
6.75%		595	587,862
7.50%		1,750	1,743,004
NatWest Group PLC, 6.00%		1,575	1,537,973
Nordea Bank Abp, 6.13%(b)		2,960	2,942,509
PNC Financial Services Group, Inc.
Series V, 6.20%		205	204,466
Series W, 6.25%(f)		1,705	1,652,439
Rizal Commercial Banking Corp., 6.50%(d)		200	196,563
U.S. Bancorp, Series J, 5.30%(f)		1,900	1,819,071
UBS Group AG(b)
4.88%		2,000	1,836,434
Series NC10, 9.25%		200	225,707
Series NC5, 9.25%		400	433,390
Wells Fargo & Co.
7.63%(f)		300	320,612
Series S, 5.90%		3,390	3,375,683
Woori Bank, 4.25%(d)		250	246,563

			35,606,128

Capital Markets — 0.2%
Charles Schwab Corp., Series H, 4.00%(i)		1,500	1,265,632

Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 6.14%(d)(i)	EUR	200	223,613

Electric Utilities — 0.5%
Edison International, Series B, 5.00%(i)	USD	169	160,111
EDP - Energias de Portugal SA, 5.94%, 04/23/83(d)	EUR	100	112,669
Electricite de France SA, 3.38%(d)(i)		200	188,238
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79	USD	2,750	2,630,176

			3,091,194

Independent Power and Renewable Electricity Producers(b)(i) — 0.1%
NRG Energy, Inc., 10.25%		340	364,721
Vistra Corp., 7.00%		141	139,610

			504,331

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 6.50%, 08/30/84(d)	EUR	100	116,021

			40,906,728

Security		Shares	Value

Preferred Stocks — 0.3%(a)(i)

Banks — 0.3%
Morgan Stanley, Series K, 5.85%		66,567	1,663,509

Financial Services — 0.0%
Federal National Mortgage Association, Series S, 8.25%		10,000	39,900

			1,703,409

Trust Preferred — 0.2%

Banks — 0.2%
Citigroup Capital XIII, 11.95%, 10/30/40(a)		29,583	871,811

			871,811

Total Preferred Securities — 7.5%
(Cost: $44,950,777)			43,481,948

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.1%
Fannie Mae, 5.63%, 07/15/37(f)	USD	1,600	1,765,577
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(k)		6,055	4,583,222

			6,348,799

Collateralized Mortgage Obligations — 4.8%
Fannie Mae REMICS
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,430,743
Series 2022-25, Class KL, 4.00%, 05/25/52		14,500	12,740,399
Freddie Mac REMICS
Series 4350, Class DY, 4.00%, 06/15/44		1,560	1,463,419
Series 4398, Class ZX, 4.00%, 09/15/54		11,215	9,833,165
Series 4549, Class TZ, 4.00%, 11/15/45		2,959	2,812,374

			28,280,100

Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42		782	128,341
Ginnie Mae(a)
Series 2009-116, Class KS, (1-mo. Term SOFR + 6.36%), 1.03%, 12/16/39		568	41,390
Series 2011-52, Class NS, (1-mo. Term SOFR + 6.56%), 1.23%, 04/16/41		4,540	302,712

			472,443

Mortgage-Backed Securities(f) — 14.0%
Fannie Mae Mortgage-Backed Securities
4.50%, 07/01/55		2,649	2,581,834
4.00%, 02/01/56 - 04/01/56		2,846	2,692,628
Freddie Mac Mortgage-Backed Securities, 4.50%, 03/01/47		534	524,016
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33		24	23,971

22

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
1.50%, 05/01/31	USD	5,875	$5,349,713
5.00%, 08/01/34 - 04/11/54(o)		21,335	21,119,319
4.50%, 06/01/37 - 04/11/54(o)		11,634	11,264,558
5.50%, 12/01/37 - 04/11/54(o)		23,129	23,142,394
6.00%, 12/01/38		194	200,966
3.00%, 02/01/52		1,920	1,652,579
3.50%, 04/01/52 - 04/01/53		4,008	3,619,691
4.00%, 05/01/52 - 09/01/52		4,001	3,736,822
6.50%, 10/01/53		5,320	5,435,073

			81,343,564

Total U.S. Government Sponsored Agency Securities — 20.0%
(Cost: $121,542,245)			116,444,906

U.S. Treasury Obligations
U.S. Treasury Bonds(f)
3.00%, 11/15/44		33,795	27,062,402
2.50%, 02/15/46		57,350	41,475,699
2.75%, 11/15/47		2,000	1,494,375
U.S. Treasury Notes(f)
5.00%, 10/31/25		26,000	26,073,125
3.63%, 05/31/28		1,900	1,851,832
4.88%, 10/31/28		7,800	7,995,914

Total U.S. Treasury Obligations — 18.2%
(Cost: $128,661,377)			105,953,347

Total Long-Term Investments — 150.5%
(Cost: $920,077,311)			875,962,780

		Shares

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(p)(q)		7,145,875	7,145,875

Total Short-Term Securities — 1.2%
(Cost: $7,145,875)			7,145,875

Options Purchased — 0.0%
(Cost: $533)			141

Total Investments Before TBA Sale Commitments and Options Written — 151.7%
(Cost: $927,223,719)			883,108,796

Security		Par (000)	Value

TBA Sale Commitments

Mortgage-Backed Securities — (0.9)%
Uniform Mortgage-Backed Securities, 4.50%, 04/11/54(o)	USD	(5,640)	$(5,370,534)

Total TBA Sale Commitments — (0.9)%
(Proceeds: $(5,402,944))			(5,370,534)

Options Written — (0.0)%
(Premiums Received: $(108))			(16)

Total Investments, Net of TBA Sale Commitments and Options Written — 150.8%
(Cost: $921,820,667)			877,738,246
Liabilities in Excess of Other Assets — (50.8)%			(295,685,170)

Net Assets — 100.0%			$582,053,076

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	When-issued security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Non-income producing security.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Represents or includes a TBA transaction.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,900,896	$—	$(4,755,021	)(a)	$—	$—	$7,145,875	7,145,875	$98,306	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas SA	5.38	%(b)	09/05/23	Open		$17,781,250	$18,337,512	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	5.38	(b)	09/05/23	Open		26,909,269	27,756,553	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.45	(b)	09/05/23	Open		23,008,937	23,728,983	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.45	(b)	09/05/23	Open		1,495,000	1,541,648	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.45	(b)	10/06/23	Open		1,838,250	1,887,418	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	5.38	(b)	11/06/23	Open		26,097,500	26,673,291	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	5.38	(b)	11/06/23	Open		7,926,750	8,101,557	U.S. Treasury Obligations	Open/Demand
								U.S. Government Sponsored
BNP Paribas SA	5.43	(b)	01/05/24	Open		1,832,000	1,855,188	Agency Securities	Open/Demand
TD Securities (USA) LLC	5.49	(b)	01/05/24	Open		2,913,750	2,951,075	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	01/08/24	Open		415,250	420,439	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	01/08/24	Open		2,433,750	2,464,162	Capital Trusts	Open/Demand
BNP Paribas SA	5.42	(b)	01/08/24	Open		461,875	467,647	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/08/24	Open		291,727	295,413	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	01/23/24	Open		138,510	139,915	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	01/23/24	Open		213,469	215,654	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/23/24	Open		500,917	506,112	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	01/29/24	Open		1,238,400	1,249,896	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	01/29/24	Open		99,440	100,372	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	01/29/24	Open		2,011,600	2,030,481	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	01/29/24	Open		129,724	130,920	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		1,839,687	1,857,050	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		129,030	130,248	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		132,460	133,710	Corporate Bonds	Open/Demand
BNP Paribas SA	4.75	(b)	02/08/24	Open		913,500	919,768	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	02/08/24	Open		58,449	58,884	Corporate Bonds	Open/Demand
BNP Paribas SA	5.18	(b)	02/08/24	Open		951,250	958,367	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30	(b)	02/08/24	Open		299,500	301,793	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30	(b)	02/08/24	Open		409,200	412,333	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35	(b)	02/08/24	Open		1,035,881	1,043,886	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	02/08/24	Open		101,700	102,489	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	02/08/24	Open		3,176,250	3,200,887	Capital Trusts	Open/Demand
BNP Paribas SA	5.39	(b)	02/08/24	Open		41,063	41,382	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	02/08/24	Open		121,890	122,839	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	02/08/24	Open		145,564	146,703	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	02/08/24	Open		177,925	179,323	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		1,085,460	1,094,005	Capital Trusts	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		113,256	114,148	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		176,030	177,416	Corporate Bonds	Open/Demand

24

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas SA	5.45	%(b)	02/08/24	Open		$282,000	$284,220	Capital Trusts	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		104,089	104,908	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		417,500	420,787	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	02/08/24	Open		136,160	137,238	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25	(b)	02/08/24	Open		164,304	165,550	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	02/08/24	Open		429,876	433,198	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	02/08/24	Open		196,075	197,590	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		428,925	432,302	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		138,819	139,912	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		3,161,250	3,186,136	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		408,125	411,338	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		1,084,000	1,092,533	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		2,786,250	2,808,184	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		1,526,250	1,538,265	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		961,250	968,817	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50	(b)	02/08/24	Open		85,250	85,804	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		181,766	183,170	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		201,631	203,189	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		480,000	483,709	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.40	(b)	02/08/24	Open		519,893	523,948	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		940,000	947,441	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		379,114	382,115	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		953,750	961,299	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		320,000	322,533	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		998,750	1,006,656	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		109,378	110,243	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		87,538	88,230	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		267,000	269,113	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		90,169	90,882	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.48	(b)	02/08/24	Open		5,500,000	5,543,536	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		3,954,300	3,985,658	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31	(b)	02/08/24	Open		951,250	958,546	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/13/24	Open		190,750	192,107	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31	(b)	02/13/24	Open		537,625	541,352	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31	(b)	02/13/24	Open		2,737,500	2,756,478	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/14/24	Open		161,359	162,482	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/16/24	Open		136,159	137,086	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/22/24	Open		1,404,434	1,412,513	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	02/22/24	Open		292,315	294,003	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/22/24	Open		331,626	333,545	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31	(b)	02/22/24	Open		280,000	281,569	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		124,198	124,583	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		392,690	393,909	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		271,397	272,240	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Nomura Securities International, Inc.	5.32	%(b)	03/08/24	Open		$102,265	$102,582	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31	(b)	03/08/24	Open		526,250	527,880	Corporate Bonds	Open/Demand
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		559,036	560,641	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		1,594,688	1,599,267	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		255,324	256,057	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		158,491	158,946	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		1,836,907	1,842,181	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		1,627,862	1,632,536	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		2,523,273	2,530,517	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		5,212,139	5,227,104	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		5,278,675	5,293,830	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		195,211	195,771	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44		03/12/24	04/11/24		23,304	23,370	U.S. Government Sponsored Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		1,688,815	1,693,672	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		511,742	513,214	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		17,408	17,458	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		613,432	615,196	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		2,517,667	2,524,908	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		1,988,545	1,994,265	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		1,787,874	1,793,016	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		784,818	787,076	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		1,472,934	1,477,170	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		5,203,794	5,218,762	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		1,801,333	1,806,514	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		5,736,284	5,752,784	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		322,160	323,087	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		1,603,272	1,607,884	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		260,289	261,038	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		987,523	990,364	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		1,715,986	1,720,922	Agency Securities	Up to 30 Days
								U.S. Government Sponsored
Cantor Fitzgerald & Co.	5.45		03/12/24	04/11/24		1,564,766	1,569,267	Agency Securities	Up to 30 Days

26

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Cantor Fitzgerald & Co.	5.45%	03/12/24	04/11/24		$1,082,296	$1,085,409	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		1,091,415	1,094,554	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		951,951	954,689	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		448,667	449,957	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		230,838	231,502	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	5.50	03/12/24	04/17/24		147,710	148,139	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/13/24	04/17/24		160,864	161,246	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.85	03/13/24	04/17/24		385,632	387,450	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90	03/13/24	04/17/24		1,785,000	1,789,616	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00	03/13/24	04/17/24		150,618	151,016	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25	03/13/24	04/17/24		992,599	995,349	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40	03/13/24	04/17/24		137,250	137,641	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45	03/13/24	04/17/24		264,864	265,626	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.45	03/13/24	04/17/24		241,400	242,094	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45	03/13/24	04/17/24		487,374	488,776	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45	03/13/24	04/17/24		1,128,750	1,131,997	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.32	03/13/24	04/18/24		160,745	161,173	Foreign Agency Obligations	Up to 30 Days
Merrill Lynch International	5.33	03/13/24	04/18/24		159,031	159,455	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	03/14/24	04/18/24		270,970	271,668	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15	03/14/24	04/18/24		583,700	585,203	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	03/14/24	04/18/24		135,010	135,364	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25	03/14/24	04/18/24		168,445	168,887	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	03/14/24	04/18/24		166,263	166,707	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	03/14/24	04/18/24		522,000	523,396	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	03/14/24	04/18/24		162,500	162,935	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	03/14/24	04/18/24		151,105	151,509	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35	03/14/24	04/18/24		163,280	163,717	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		236,844	237,483	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		367,901	368,895	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		455,000	456,228	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		331,110	332,004	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		417,500	418,627	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		205,350	205,904	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		138,225	138,598	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		126,650	126,992	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		575,250	576,803	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		227,311	227,925	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		1,291,875	1,295,363	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		204,125	204,676	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		661,342	663,128	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		239,243	239,894	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		3,725,000	3,735,151	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		100,760	101,035	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		392,421	393,491	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		450,625	451,853	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		544,131	545,614	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		1,631,250	1,635,695	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		205,456	206,016	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		2,865,000	2,872,807	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		127,470	127,817	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		347,500	348,447	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		1,534,250	1,538,431	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		2,633,340	2,640,516	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		795,000	797,166	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		209,948	210,520	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		815,957	818,181	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		539,159	540,642	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BofA Securities, Inc.	5.50%		03/14/24	04/18/24		$461,601	$461,601	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/14/24	04/18/24		361,165	362,158	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/14/24	04/18/24		176,605	177,091	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/14/24	04/18/24		4,215,394	4,226,986	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/14/24	04/18/24		158,828	159,272	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/14/24	04/18/24		767,187	769,336	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/14/24	04/18/24		740,000	742,072	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		03/15/24	04/18/24		172,922	173,278	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.40		03/15/24	04/18/24		1,537,789	1,541,710	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		524,081	525,192	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		71,400	71,551	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		403,780	404,644	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		224,944	225,425	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53		03/15/24	04/18/24		78,977	79,147	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49	(b)	03/15/24	Open		2,542,969	2,548,398	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.45		03/19/24	04/18/24		112,306	112,527	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		258,405	258,793	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		169,155	169,409	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		104,241	104,398	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		225,781	226,120	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		242,171	242,534	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		103,444	103,599	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		308,989	309,452	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		133,403	133,603	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		109,586	109,751	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		327,010	327,501	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		254,925	255,307	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		138,161	138,371	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		426,575	427,221	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		169,451	169,708	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		301,070	301,526	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		222,931	223,269	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		143,198	143,414	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		94,331	94,474	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		198,835	199,136	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.48	(b)	03/21/24	Open		354,137	354,730	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.49		03/22/24	04/24/24		2,371,875	2,375,492	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	2.00		03/22/24	04/24/24		15,580	15,589	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25		03/22/24	04/24/24		55,658	55,723	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		03/22/24	04/24/24		262,836	263,165	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		03/22/24	04/24/24		177,131	177,353	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		214,698	215,023	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		182,722	182,999	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		1,011,193	1,012,724	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		111,353	111,521	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		3,660,000	3,665,541	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		176,750	177,018	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		2,078,125	2,081,271	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		773,750	774,921	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		1,032,812	1,034,376	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		1,147,125	1,148,862	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		1,211,250	1,213,084	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		920,000	921,393	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/26/24	04/17/24		221,619	221,820	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/26/24	04/18/24		313,170	313,449	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.45	(b)	03/26/24	Open		259,688	259,923	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	03/26/24	Open		178,360	178,523	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/26/24	Open		408,098	408,460	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65	(b)	03/26/24	Open		402,320	402,580	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.80	(b)	03/26/24	Open		424,687	424,971	Corporate Bonds	Open/Demand

28

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Nomura Securities International, Inc.	5.48	%(b)	03/27/24	Open		$847,717	$848,363	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41	(b)	03/28/24	Open		185,674	185,785	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	03/28/24	Open		183,665	183,777	Corporate Bonds	Open/Demand

						$284,611,118	$288,383,050

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Ultra Long Treasury Note	417	06/18/24	$47,792	$250,803
Ultra U.S. Treasury Bond	712	06/18/24	91,848	1,962,796

				2,213,599

Short Contracts
10-Year U.S. Treasury Note	844	06/18/24	93,513	(340,602)
U.S. Long Bond	159	06/18/24	19,150	(336,909)
2-Year U.S. Treasury Note	105	06/28/24	21,471	23,231
5-Year U.S. Treasury Note	18	06/28/24	1,926	(4,784)

				(659,064)

				$1,554,535

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	76,762	EUR	69,855	Deutsche Bank AG	05/16/24	$1,270
USD	376,010	EUR	342,243	Deutsche Bank AG	05/16/24	6,149
USD	110,959	CAD	150,000	Deutsche Bank AG	06/20/24	96
USD	103,196	EUR	95,000	State Street Bank and Trust Co.	06/20/24	381
USD	48,055	EUR	44,000	UBS AG	06/20/24	436
USD	6,054,986	EUR	5,537,000	UBS AG	06/20/24	62,535
USD	120,064	GBP	95,000	JPMorgan Chase Bank N.A.	06/20/24	110
USD	127,369	GBP	100,000	Morgan Stanley & Co. International PLC	06/20/24	1,102
USD	736,252	GBP	578,000	Morgan Stanley & Co. International PLC	06/20/24	6,428

						$78,507

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
10-Year U.S. Treasury Note Future	1	04/26/24	USD109.00	USD 111	$141

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
10-Year U.S. Treasury Note Future	1	04/26/24	USD	106.50	USD	111	$(16)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	8,306	$(625,343)	$(184,221)	$(441,122)
CDX.NA.IG.41.V1	1.00	Quarterly	12/20/28	USD	25,210	(584,163)	(349,905)	(234,258)

						$(1,209,506)	$(534,126)	$(675,380)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A. Morgan Stanley & Co.	12/20/25	B-		EUR	10	$672	$544	$128
CMA CGM SA	5.00	Quarterly	International PLC	06/20/27	N/R		EUR	20	2,356	3,309	(953)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R		EUR	5	(279)	(942)	663
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R		EUR	3	(168)	(553)	385
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R		EUR	9	(471)	(1,555)	1,084
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	N/R		EUR	3	(137)	(464)	327
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R		EUR	6	(286)	(974)	688
			Morgan Stanley & Co.
Adler Real Estate AG	5.00	Quarterly	International PLC	12/20/27	N/R		EUR	4	(207)	(694)	487
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB		EUR	13	1,820	1,792	28
Ziggo Bond Co. BV	5.00	Quarterly	Bank of America N.A. Morgan Stanley & Co.	06/20/29	B-		EUR	7	466	595	(129)
CMBX.NA.15	3.00	Monthly	International PLC	11/15/64	N/R		USD	4,710	(665,490)	(871,184)	205,694

									$(661,724)	$(870,126)	$208,402

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

30

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$99,511,793	$353,094	$99,864,887
Corporate Bonds
Aerospace & Defense	—	15,523,880	—	15,523,880
Air Freight & Logistics	—	1,122,232	—	1,122,232
Automobile Components	—	2,868,815	—	2,868,815
Automobiles	—	5,411,431	—	5,411,431
Banks	—	29,868,151	—	29,868,151
Beverages	—	4,704,740	—	4,704,740
Biotechnology	—	3,509,162	—	3,509,162
Broadline Retail	—	1,561,972	—	1,561,972
Building Products	—	8,039,103	—	8,039,103
Capital Markets	—	5,215,877	—	5,215,877
Chemicals	—	4,578,960	—	4,578,960
Commercial Services & Supplies	—	6,803,934	—	6,803,934
Communications Equipment	—	650,360	—	650,360
Construction & Engineering	—	1,384,083	—	1,384,083
Construction Materials	—	3,809,718	—	3,809,718
Consumer Discretionary	—	94,469	—	94,469
Consumer Finance	—	5,636,944	—	5,636,944
Consumer Staples Distribution & Retail	—	2,250,076	—	2,250,076
Containers & Packaging	—	4,077,962	—	4,077,962
Diversified Consumer Services	—	1,429,937	—	1,429,937
Diversified REITs	—	7,797,014	—	7,797,014
Diversified Telecommunication Services	110,442	18,178,368	—	18,288,810
Electric Utilities	—	28,047,257	—	28,047,257
Electrical Equipment	—	813,405	—	813,405
Electronic Equipment, Instruments & Components	—	1,915,897	—	1,915,897
Energy Equipment & Services	—	2,332,304	—	2,332,304
Entertainment	—	118,581	—	118,581
Environmental, Maintenance & Security Service	—	2,029,943	—	2,029,943
Financial Services	—	3,561,406	—	3,561,406
Food Products	—	1,489,512	—	1,489,512
Gas Utilities	—	1,489,044	—	1,489,044
Ground Transportation	—	7,692,050	—	7,692,050
Health Care Equipment & Supplies	—	4,949,035	—	4,949,035
Health Care Providers & Services	—	10,875,831	—	10,875,831
Health Care Technology	—	1,179,858	—	1,179,858
Hotel & Resort REITs	—	1,364,028	—	1,364,028
Hotels, Restaurants & Leisure	—	11,479,306	1,966,923	13,446,229
Household Durables	—	679,434	—	679,434
Household Products	—	231,197	—	231,197
Independent Power and Renewable Electricity Producers	—	1,207,686	—	1,207,686
Insurance	—	22,042,463	—	22,042,463
Interactive Media & Services	—	467,785	—	467,785
Internet Software & Services	—	149,213	—	149,213
IT Services	—	4,487,585	—	4,487,585
Leisure Products	—	349,446	—	349,446
Machinery	—	4,356,868	—	4,356,868
Marine Transportation	—	102,050	—	102,050
Media	—	22,026,107	—	22,026,107
Metals & Mining	—	5,255,206	—	5,255,206
Mortgage Real Estate Investment Trusts (REITs)	—	205,324	—	205,324
Office REITs	—	599,217	—	599,217
Oil, Gas & Consumable Fuels	—	38,659,886	1,324,072	39,983,958
Paper & Forest Products	—	901,180	—	901,180

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Passenger Airlines	$—	$4,685,344	$—	$4,685,344
Personal Care Products	—	108,658	—	108,658
Pharmaceuticals	—	9,044,800	—	9,044,800
Professional Services	—	856,269	—	856,269
Real Estate Management & Development	—	748,269	616,487	1,364,756
Residential REITs	—	991,411	—	991,411
Retail REITs	—	1,507,132	—	1,507,132
Semiconductors & Semiconductor Equipment	—	7,006,856	—	7,006,856
Software	—	12,553,388	—	12,553,388
Specialized REITs	—	282,757	—	282,757
Specialty Retail	—	773,290	—	773,290
Technology Hardware, Storage & Peripherals	—	1,386,838	—	1,386,838
Textiles, Apparel & Luxury Goods	—	123,565	—	123,565
Tobacco	—	4,955,428	—	4,955,428
Trading Companies & Distributors	—	289,416	—	289,416
Transportation Infrastructure	—	4,896,721	—	4,896,721
Water Utilities	—	1,301,052	—	1,301,052
Wireless Telecommunication Services	—	5,984,132	—	5,984,132
Floating Rate Loan Interests	—	17,809,408	1,888,482	19,697,890
Foreign Agency Obligations	—	10,794,892	—	10,794,892
Municipal Bonds	—	19,645,908	—	19,645,908
Non-Agency Mortgage-Backed Securities	—	82,990,460	—	82,990,460
Preferred Securities
Capital Trusts	—	40,906,728	—	40,906,728
Preferred Stocks
Banks	1,663,509	—	—	1,663,509
Financial Services	—	39,900	—	39,900
Trust Preferred	871,811	—	—	871,811
U.S. Government Sponsored Agency Securities	—	116,444,906	—	116,444,906
U.S. Treasury Obligations	—	105,953,347	—	105,953,347
Short-Term Securities
Money Market Funds	7,145,875	—	—	7,145,875
Options Purchased
Interest Rate Contracts	141	—	—	141
Liabilities
Investments
TBA Sale Commitments	—	(5,370,534)	—	(5,370,534)

	$9,791,778	$861,797,426	$6,149,058	$877,738,262

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$209,484	$—	$209,484
Foreign Currency Exchange Contracts	—	78,507	—	78,507
Interest Rate Contracts	2,236,830	—	—	2,236,830
Liabilities
Credit Contracts	—	(676,462)	—	(676,462)
Interest Rate Contracts	(682,311)	—	—	(682,311)

	$1,554,519	$(388,471)	$—	$1,166,048

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $288,383,050 are categorized as Level 2 within the fair value hierarchy.

32

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2023	$961,517	$4,014,607	$311,432	$5,287,556
Transfers into Level 3	—	—	302,610	302,610
Transfers out of Level 3	(500,050)	—	(142,170)	(642,220)
Accrued discounts/premiums	(5,539)	—	339	(5,200)
Net realized gain (loss)	1,057	—	10	1,067
Net change in unrealized appreciation (depreciation)(a)	9,014	(46,241)	52,022	14,795
Purchases	—	—	1,364,714	1,364,714
Sales	(112,905)	(60,884)	(475)	(174,264)

Closing balance, as of March 31, 2024	$353,094	$3,907,482	$1,888,482	$6,149,058

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(a)	$9,014	$(46,241)	$52,022	$14,795

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

PIK	Payment-in-Kind

RB	Revenue Bond

SG	Syncora Guarantee

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	33